                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07751

                          Nuveen Multistate Trust IV
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.9%

 $     1,000 Kansas Development Finance Authority, Athletic Facility       6/14 at 100.00          A1 $     1,052,460
              Revenue Bonds, University of Kansas Athletic Corporation
              Project, Series 2004K, 5.000%, 6/01/19

       1,200 Kansas Development Finance Authority, Board of Regents,       4/15 at 100.00         AAA       1,275,216
              Revenue Bonds, Kansas State University Housing System,
              Series 2005A, 5.000%, 4/01/22 - MBIA Insured

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-       1,543,290
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00         AAA       1,001,308
              Series 2001A, 5.500%, 7/01/16 - AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00         AAA         283,092
              Series 2001B, 5.500%, 7/01/16 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
       4,925 Total Education and Civic Organizations                                                        5,155,366
---------------------------------------------------------------------------------------------------------------------
             Health Care - 17.1%

       1,005 Coffeyville Public Building Commission, Kansas, Healthcare    8/12 at 100.00         AAA       1,053,079
              Facilities Revenue Bonds, Coffeyville Regional Medical
              Center, Series 2002, 5.000%, 8/01/18 - AMBAC Insured

       2,000 Colby, Kansas, Health Facilities Revenue Refunding Bonds,     8/08 at 100.00         N/R       2,005,020
              Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16

       1,680 Kansas Development Finance Authority, Health Facilities      11/15 at 100.00          A2       1,761,346
              Revenue Bonds, Hays Medical Center Inc., Series 2005L,
              5.000%, 11/15/20

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00          AA       5,030,489
              Revenue Bonds, Sisters of Charity of Leavenworth Health
              Services Corporation, Series 2000K, 6.500%, 12/01/16

       1,285 Kansas Development Finance Authority, Hospital Revenue       12/12 at 100.00          AA       1,375,374
              Bonds, Susan B. Allen Memorial Hospital, Series 2002Q,
              5.375%, 12/15/16 - RAAI Insured

       1,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/16 at 100.00          A3       1,050,380
              Hospital, Series 2006, 5.125%, 7/01/26

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
             Center, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured                                8/11 at 100.00         AAA       1,075,953
       1,075  5.000%, 8/15/15 - FSA Insured                                8/11 at 100.00         AAA       1,127,310

             Newton, Kansas, Hospital Revenue Refunding Bonds, Newton
             Healthcare Corporation, Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00        BBB-       1,019,320
       1,750  5.750%, 11/15/24                                            11/08 at 100.00        BBB-       1,781,868

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/07 at 100.00         AAA         100,844
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

       4,780 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/09 at 101.00          A+       5,085,107
              Improvement Bonds, Via Christi Health System Inc., Series
              1999-XI, 6.250%, 11/15/24
---------------------------------------------------------------------------------------------------------------------
      21,280 Total Health Care                                                                             22,466,090
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.8%

             Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores
             Apartments, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                               4/09 at 102.00          AA       1,581,975
       2,000  6.800%, 4/01/24 - RAAI Insured                               4/09 at 102.00          AA       2,111,100
---------------------------------------------------------------------------------------------------------------------
       3,500 Total Housing/Multifamily                                                                      3,693,075
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.0%

         190 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/10 at 105.00         Aaa         194,102
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum
              Tax)

       3,135 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/12 at 105.00         Aaa       3,256,544
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative
              Minimum Tax)

         255 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed     No Opt. Call         Aaa         264,512
              Securities Program Single Family Revenue Bonds, Series
              1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

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1

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       485 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed   6/08 at 105.00         Aaa $       491,455
              Securities Program Single Family Revenue Bonds, Series
              1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

         290 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed  12/09 at 105.00         Aaa         294,359
              Securities Program Single Family Revenue Bonds, Series
              2000A-2, 7.600%, 12/01/31 - MBIA Insured (Alternative
              Minimum Tax)

       4,500 Sedgwick and Shawnee Counties, Kansas, Mortgage Backed        6/16 at 103.00         Aaa       4,758,615
              Securities Program Single Family Mortgage Revenue Bonds,
              Series 2006B1, 5.300%, 12/01/38 (WI/DD, Settling 9/14/06)
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       8,855 Total Housing/Single Family                                                                    9,259,587
---------------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       1,025 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00          A-       1,093,286
              Revenue Bonds, Cessna Citation Service Center, Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc.   8/07 at 101.00         AA-       1,023,480
              Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,025 Total Industrials                                                                              2,116,766
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.5%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00           A         519,105
              Bonds, Catholic Care Center Inc., Series 2001, 5.750%,
              11/15/23
---------------------------------------------------------------------------------------------------------------------
             Materials - 2.9%

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00          A+       3,833,089
              Revenue Bonds, Excel Corporation/Cargill Inc. Project,
              Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.9%

       2,500 Butler and Sedgwick Counties Unified School District 385,       No Opt. Call         AAA       2,932,425
              Andover, Kansas, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA
              Insured

             Butler County Unified School District 394, Kansas, General
             Obligation Bonds, Series 2004:
       1,055  5.000%, 9/01/20 - FSA Insured                                9/14 at 100.00         AAA       1,125,506
       2,615  5.000%, 9/01/23 - FSA Insured                                9/14 at 100.00         AAA       2,771,403

       1,170 Butler County Unified School District 490, Kansas, General    9/15 at 100.00         AAA       1,240,902
              Obligation Bonds, Series 2005B, 5.000%, 9/01/25 - FSA
              Insured

       1,675 Cowley County Unified School District 465, Winfield,         10/13 at 100.00         AAA       1,829,753
              Kansas, General Obligation Bonds, Series 2003, 5.250%,
              10/01/23 - MBIA Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00         Aaa         588,515
              5.000%, 12/01/18 - FSA Insured

       1,500 Douglas County Unified School District 497, Kansas, General   9/16 at 100.00         Aaa       1,602,855
              Obligation Bonds, Series 2006A, 5.000%, 9/01/25 - MBIA
              Insured

       1,450 Leavenworth County Unified School District 464, Tonganoxie,   9/15 at 100.00         AAA       1,535,637
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/26 - MBIA Insured

       1,020 Miami County Unified School District 367, Osawatomie,         9/15 at 100.00         AAA       1,095,266
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/20 - FSA Insured

       1,100 Montgomery County Unified School District 445, Coffeyville,   4/12 at 100.00         AAA       1,157,893
              Kansas, General Obligation Bonds, Series 2002, 5.000%,
              4/01/22 - FGIC Insured

       3,000 Neosho County Unified School District 413, Kansas, General    9/14 at 100.00         Aaa       3,144,000
              Obligation Bonds, Series 2006, 5.000%, 9/01/31 - FSA
              Insured

             Puerto Rico, General Obligation and Public Improvement
             Bonds, Series 2001A:
       1,000  5.500%, 7/01/20 - MBIA Insured                                 No Opt. Call         AAA       1,154,090
         330  5.375%, 7/01/28                                              7/11 at 100.00         BBB         346,929

       1,250 Sedgwick County Unified School District 259, Wichita,         9/10 at 100.00          AA       1,198,400
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

       1,795 Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00          AA       1,864,790
              5.000%, 4/01/17
---------------------------------------------------------------------------------------------------------------------
      22,020 Total Tax Obligation/General                                                                  23,588,364
---------------------------------------------------------------------------------------------------------------------

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2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 27.1%

 $     3,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00         Aaa     $     3,199,650
              Improvement Revenue Bonds, Public Facilities Projects,
              Series 2000, 5.550%, 10/01/21 - MBIA Insured

             Kansas Department of Transportation, Highway Revenue Bonds,
             Series 2004A:
       1,000  5.000%, 3/01/20                                              3/14 at 100.00         AAA           1,063,250
       5,000  5.000%, 3/01/23                                              3/14 at 100.00         AAA           5,283,050

       5,000 Kansas Development Finance Authority, Board of Regents,       4/13 at 102.00         AAA           5,317,300
              Revenue Bonds, Scientific Research and Development
              Facilities Projects, Series 2003C, 5.000%, 10/01/23 -
              AMBAC Insured

         500 Kansas Development Finance Authority, Lease Revenue Bonds,   10/12 at 100.00         AAA             529,375
              Department of Administration, State Capitol Restoration
              Parking Facility Project, Series 2002C, 5.000%, 10/01/21 -
              FSA Insured

       1,140 Kansas Development Finance Authority, Lease Revenue Bonds,    4/14 at 100.00         AAA           1,218,295
              Department of Administration, State Capitol Restoration
              Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured

             Kansas Development Finance Authority, Revenue Bonds,
             Department of Administration, Comprehensive Transportation
             Program, Series 2006A:
       3,900  5.000%, 11/01/23 - FGIC Insured                             11/16 at 100.00         AAA           4,170,777
       3,000  5.000%, 11/01/25 - FGIC Insured                             11/16 at 100.00         AAA           3,200,610

       1,000 Kansas Development Finance Authority, Revenue Bonds, State   10/11 at 100.00         AAA           1,049,780
              Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured

       2,355 Kansas Development Finance Authority, Revenue Bonds, State    8/13 at 100.00         AAA           2,532,002
              Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured

       1,155 Kansas Development Finance Authority, Revenue Bonds, State    4/14 at 101.00         AAA           1,227,395
              Projects, Series 2004A, 5.000%, 4/01/22 - FGIC Insured

       1,500 Kansas Development Finance Authority, Revenue Bonds, State    5/15 at 100.00         AAA           1,603,770
              Projects, Series 2005H, 5.000%, 5/01/20 - MBIA Insured

       1,800 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00         N/R           1,972,818
              Revenue Bonds, Overland Park Convention Center, Series
              2001A, 7.375%, 1/01/32

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00        BBB+           2,195,040
              Taxes Loan Note, Series 1999A, 6.375%, 10/01/19

       1,000 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00         BBB           1,036,160
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25
-------------------------------------------------------------------------------------------------------------------------
      33,350 Total Tax Obligation/Limited                                                                      35,599,272
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.7% (3)

      12,175 Johnson County, Kansas, Residual Revenue and Refunding          No Opt. Call         Aaa           9,814,388
              Bonds, Series 1992, 0.000%, 5/01/12 (ETM)

         500 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/09 at 100.00          AA (3)         528,890
              Hospital, Series 1999, 5.750%, 7/01/24 (Pre-refunded
              7/01/09) - RAAI Insured

       1,010 Wichita, Kansas, Revenue Bonds, CSJ Health System of         10/06 at 100.00      A+     (3)       1,130,200
              Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)
-------------------------------------------------------------------------------------------------------------------------
      13,685 Total U.S. Guaranteed                                                                             11,473,478
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 1.6%

       1,000 Wyandotte County-Kansas City Unified Government, Kansas,      9/14 at 100.00         AAA           1,055,620
              Utility System Revenue Bonds, Series 2004B, 5.000%,
              9/01/24 - FSA Insured

       1,000 Wynadotte County-Kansas City Unified Government, Kansas,      5/11 at 100.00         AAA           1,047,250
              Industrial Revenue Bonds, Board of Public Utilities Office
              Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------------
       2,000 Total Utilities                                                                                    2,102,870
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.1%

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00         Aaa           1,114,464
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22 - MBIA Insured

       2,300 Kansas Development Finance Authority, Water Pollution        11/12 at 100.00         AAA           2,424,867
              Control Revolving Fund Leveraged Bonds, Series 2002-II,
              5.000%, 11/01/23

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3

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     5,500 Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,   10/13 at 100.00         AAA $     5,806,295
              Series 2003, 5.000%, 10/01/22 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
       8,840 Total Water and Sewer                                                                          9,345,626
---------------------------------------------------------------------------------------------------------------------
 $   124,680 Total Long-Term Investments (cost $123,461,174) - 98.2%                                      129,152,688
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 4.7%

       6,150 Puerto Rico Government Development Bank, Adjustable                                 A-1+       6,150,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.000%, 12/01/15 (WI/DD, Settling 9/01/06) - MBIA
              Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $     6,150 Total Short-Term Investments (cost $6,150,000)                                                 6,150,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $129,611,174) - 102.9%                                               135,302,688
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (2.9)%                                                       (3,831,185)
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   131,471,503
             -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $129,613,616.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $5,810,456
       Depreciation                                              (121,384)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $5,689,072
     ---------------------------------------------------------------------

----
4

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

 $     4,865 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $     4,995,479
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.5%

       1,000 Campbellsville, Kentucky, Revenue Bonds, Campbellsville       3/15 at 100.00         N/R       1,015,400
              University, Series 2005, 5.700%, 3/01/34

       6,535 Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00        BBB-       6,985,458
              Lindsey Wilson College Project, Series 2001, 6.250%,
              4/01/21

       1,000 Kentucky Asset/Liability Commission, General Receipts        10/15 at 100.00         AAA       1,088,370
              Revenue Bonds, University of Kentucky, Series 2005,
              5.000%, 10/01/16 - FGIC Insured

       1,500 Kentucky Economic Development Finance Authority, College     10/12 at 100.00         AAA       1,552,785
              Revenue Refunding and Improvement Bonds, Centre College
              Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-       2,556,625
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB       3,073,440
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31
---------------------------------------------------------------------------------------------------------------------
      15,535 Total Education and Civic Organizations                                                       16,272,078
---------------------------------------------------------------------------------------------------------------------
             Health Care - 11.5%

       4,340 Clark County, Kentucky, Hospital Revenue Refunding and        3/07 at 102.00        BBB-       4,464,992
              Improvement Bonds, Clark Regional Medical Center Project,
              Series 1997, 6.200%, 4/01/13

      10,340 Kentucky Economic Development Finance Authority, Health         No Opt. Call         AAA       3,745,148
              System Revenue Bonds, Norton Healthcare Inc., Series
              2000B, 0.000%, 10/01/28 - MBIA Insured

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00         AAA       9,757,545
              Revenue Refunding Bonds, Pikeville, United Methodist
              Hospital of Kentucky Inc. Project, Series 1997, 5.700%,
              2/01/28 - CONNIE LEE/AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call         BB-         502,800
         500  5.600%, 10/01/08                                             4/08 at 102.00         BB-         505,450
       3,500  5.850%, 10/01/17                                             4/08 at 102.00         BB-       3,558,485
       1,500  5.875%, 10/01/22                                             4/08 at 102.00         BB-       1,521,870

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Catholic Health Initiatives, Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00          AA       1,044,390
       1,000  5.250%, 9/01/24                                              9/11 at 100.00          AA       1,043,020

       6,080 Kentucky Economic Development Finance Authority, Revenue      6/08 at 101.00          AA       6,192,115
              Refunding and Improvement Bonds, Catholic Health
              Initiatives, Series 1998A, 5.000%, 12/01/27

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue      10/06 at 101.00         AAA       1,672,209
              Refunding Bonds, Mercy Health System, Series 1994A,
              6.300%, 11/01/06 - MBIA Insured

       2,195 Rockcastle County, Kentucky, First Mortgage Revenue Bonds,    6/15 at 100.00        BBB-       2,239,449
              Rockcastle Hospital and Respiratory Care Center Inc.
              Project, Series 2005, 5.550%, 6/01/30

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health         11/12 at 100.00          A-      17,434,724
              System, Series 2002A, 5.625%, 11/15/30
---------------------------------------------------------------------------------------------------------------------
      58,620 Total Health Care                                                                             53,682,197
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 0.6%

       3,265 Henderson, Kentucky, Senior Tax-Exempt Residential            5/09 at 102.00         N/R       3,318,840
              Facilities Revenue Bonds, Pleasant Pointe Project, Series
              1999A, 6.125%, 5/01/29
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.8%

         415 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/09 at 101.00         AAA         418,640
              1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)

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5

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $     9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00         AAA $     9,703,538
              1999A, 5.200%, 1/01/31

         550 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00         AAA         552,305
              1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)

       4,760 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/14 at 100.00         AAA       4,756,811
              2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)

       2,405 Kentucky Housing Corporation, Housing Revenue Bonds, Series   7/14 at 100.00         AAA       2,359,906
              2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      17,610 Total Housing/Single Family                                                                   17,791,200
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.0%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds,         8/09 at 101.00           A       5,109,491
              Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 -
              ACA Insured

             Kentucky Economic Development Finance Authority, Mortgage
             Revenue Bonds, South Central Nursing Homes Inc., Series
             1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20) - MBIA Insured       1/08 at 105.00         AAA       2,154,280
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24) - MBIA Insured       1/08 at 105.00         AAA       3,985,418

       2,000 Kentucky Economic Development Finance Authority,             11/15 at 103.00         AAA       2,152,360
              Multifamily Housing Revenue Bonds, Christian Care
              Communities Projects, Series 2005, 5.250%, 11/20/25

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Christian Church Homes of Kentucky Inc. Obligated
             Group, Series 1998:
       1,800  5.375%, 11/15/23                                             5/08 at 102.00         BBB       1,818,486
       3,500  5.500%, 11/15/30                                             5/08 at 102.00         BBB       3,538,780
---------------------------------------------------------------------------------------------------------------------
      17,840 Total Long-Term Care                                                                          18,758,815
---------------------------------------------------------------------------------------------------------------------
             Materials - 1.1%

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   4/07 at 102.00        Baa2       2,068,160
              Weyerhaeuser Company-TJ International Project, Series
              1997, 6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue   10/06 at 102.00         BBB       2,879,558
              Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,820 Total Materials                                                                                4,947,718
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.5%

             Bowling Green, Kentucky, General Obligation and Special
             Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                              6/12 at 100.00         Aa2       1,879,516
       1,230  5.000%, 6/01/24                                              6/12 at 100.00         Aa2       1,293,517
       1,665  5.000%, 6/01/25                                              6/12 at 100.00         Aa2       1,749,665

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00         AA+       2,644,325
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

             Louisville and Jefferson County Metropolitan Government,
             Kentucky, General Obligation Bonds, Series 2004A-B:
       1,195  5.000%, 11/01/16 - AMBAC Insured                            11/14 at 100.00         AAA       1,291,329
       1,000  5.000%, 11/01/17 - AMBAC Insured                            11/14 at 100.00         AAA       1,077,550

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00         AA+       1,244,971
              2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series       10/12 at 100.00         AAA       3,162,300
              2002A, 5.000%, 10/01/23 - FGIC Insured

       5,000 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00         AAA       5,441,000
              Bonds, Series 2004A, 5.250%, 7/01/21 - MBIA Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       6,088,368
              2001, 8.428%, 7/01/19 - FSA Insured (IF)
---------------------------------------------------------------------------------------------------------------------
      22,950 Total Tax Obligation/General                                                                  25,872,541
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 32.4%

       1,305 Ballard County School District Finance Corporation,           6/14 at 100.00         Aaa       1,383,561
              Kentucky, School Building Revenue Bonds, Series 2004,
              5.000%, 6/01/21 - AMBAC Insured

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Boone County School District Finance Corporation, Kentucky,
             School Building Revenue Bonds, Series 2004B:
 $     1,460  5.000%, 5/01/20 - FSA Insured                                5/14 at 100.00         Aaa $     1,552,038
       2,580  5.000%, 5/01/21 - FSA Insured                                5/14 at 100.00         Aaa       2,733,897

       1,465 Boone County, Kentucky, Public Properties Corporation,        9/12 at 101.00         Aa3       1,576,692
              First Mortgage Bonds, AOC Judicial Facility, Series 2001,
              5.125%, 9/01/22

             Butler County School District Finance Corporation,
             Kentucky, Revenue Bonds, School Buildings, Series 2004C:
       1,220  5.000%, 6/01/20                                              6/14 at 100.00         Aa3       1,290,955
       1,255  5.000%, 6/01/22                                              6/14 at 100.00         Aa3       1,321,176

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00         Aa3       4,588,875
              First Mortgage Revenue Bonds, Courthouse Facilities
              Project, Series 1998A, 5.000%, 3/01/29

             Kenton County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       2,115  5.000%, 6/01/17 - MBIA Insured                               6/14 at 100.00         Aaa       2,270,220
       3,510  5.000%, 6/01/18 - MBIA Insured                               6/14 at 100.00         Aaa       3,756,437
       3,690  5.000%, 6/01/19 - MBIA Insured                               6/14 at 100.00         Aaa       3,933,835

             Kentucky Area Development Districts Financing Trust, Ewing,
             Lease Acquisition Program Revenue Bonds, Series 2000C:
         750  5.850%, 6/01/20                                              6/10 at 102.00          AA         809,632
       1,000  6.000%, 6/01/30                                              6/10 at 102.00          AA       1,087,090

       2,000 Kentucky Asset/Liability Commission, General Fund Revenue     5/15 at 100.00         AAA       2,114,380
              Project Notes, First Series 2005, 5.000%, 5/01/25 - MBIA
              Insured

       2,365 Kentucky Local Correctional Facilities Authority,               No Opt. Call         AAA       2,598,828
              Multi-County Lease Revenue Bonds, Series 2004, 5.250%,
              11/01/14 - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 81, Series 2003:
       1,000  5.000%, 11/01/19 - AMBAC Insured                            11/13 at 100.00         AAA       1,065,120
       2,845  5.000%, 11/01/23 - AMBAC Insured                            11/13 at 100.00         AAA       2,999,740

       4,000 Kentucky State Property and Buildings Commission, Revenue       No Opt. Call         AAA       4,410,040
              Bonds, Project 84, Series 2005, 5.000%, 8/01/18 - MBIA
              Insured

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 85, Series 2005:
       5,000  5.000%, 8/01/15 - FSA Insured                                  No Opt. Call         AAA       5,462,700
       2,795  5.000%, 8/01/22 - FSA Insured                                8/15 at 100.00         AAA       2,984,417
       5,085  5.000%, 8/01/25 - FSA Insured                                8/15 at 100.00         AAA       5,402,253

      10,000 Kentucky Turnpike Authority, Economic Development Road        7/15 at 100.00         AAA      10,626,500
              Revenue Bonds, Revitalization Project, Series 2005B,
              5.000%, 7/01/23 - AMBAC Insured

             Kentucky Turnpike Authority, Economic Development Road
             Revenue Bonds, Revitalization Project, Series 2006B:
       7,095  5.000%, 7/01/15 - AMBAC Insured                                No Opt. Call         AAA       7,736,814
       5,000  5.000%, 7/01/24 - AMBAC Insured                              7/16 at 100.00         AAA       5,333,750

       4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00         AAA       4,226,600
              Revenue Refunding Bonds, Revitalization Project, Series
              2001B, 5.150%, 7/01/19 - FSA Insured

             Letcher County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,430  5.000%, 6/01/18 - FSA Insured                                6/14 at 100.00         Aaa       1,530,400
       1,585  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00         Aaa       1,685,838

      11,000 Lexington-Fayette Urban County Government, Kentucky, First    7/08 at 102.00         AAA      11,436,260
              Mortgage Bonds, Public Facilities Corporation, Series
              1998, 5.125%, 10/01/31 - FSA Insured

       1,695 Louisville and Jefferson County Visitors and Convention       6/14 at 101.00         AAA       1,842,770
              Commission, Kentucky, Dedicated Tax Revenue Bonds, Series
              2004A, 5.000%, 12/01/15 - FSA Insured

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00         Aa3         700,388
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

----
7

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     5,100 Oldham County School District Finance Corporation,            4/11 at 101.00         Aa3 $     5,381,571
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

             Oldham County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,230  5.000%, 5/01/18 - MBIA Insured                               5/14 at 100.00         Aaa       1,315,657
       1,635  5.000%, 5/01/20 - MBIA Insured                               5/14 at 100.00         Aaa       1,738,070
       1,715  5.000%, 5/01/21 - MBIA Insured                               5/14 at 100.00         Aaa       1,817,300

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00         Aa3       1,434,759
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

         500 Pendleton County, Kentucky, Leasing Trust Revenue Bonds,        No Opt. Call           A         583,850
              Kentucky Association of Counties, Series 1993A, 6.400%,
              3/01/19 (4)

       2,545 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call         AAA       2,851,164
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/12 at 100.00         AAA       1,038,590
              Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA       3,678,611
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21 - FSA Insured

       5,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA       5,631,050
              Government Facilities Revenue Refunding Bonds, Series
              2002F, 5.250%, 7/01/21 - CIFG Insured

       2,755 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA       3,426,035
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       4,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       4,936,200
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.168%, 7/01/36 - MBIA Insured (IF)

       6,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       6,892,920
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,360 Shelby County School District Finance Corporation,            5/14 at 100.00         Aaa       1,441,124
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 5/01/21 - MBIA Insured

       2,185 Spencer County School District Finance Corporation,           7/14 at 100.00         Aaa       2,322,262
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 7/01/21 - FSA Insured

       1,010 Virgin Islands Public Finance Authority, Gross Receipts      10/14 at 100.00         AAA       1,102,264
              Taxes Loan Note, Series 2003, 5.250%, 10/01/21 - FSA
              Insured

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00         AAA       7,227,920
              Kentucky, First Mortgage Revenue Bonds, AOC Judicial
              Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
     139,975 Total Tax Obligation/Limited                                                                 151,280,553
---------------------------------------------------------------------------------------------------------------------
             Transportation - 4.6%

             Guam International Airport Authority, Revenue Bonds, Series
             2003C:
       5,000  5.250%, 10/01/22 - MBIA Insured (Alternative Minimum Tax)   10/10 at 100.00         AAA       5,239,850
       2,195  5.000%, 10/01/23 - MBIA Insured (Alternative Minimum Tax)   10/13 at 100.00         AAA       2,269,608

       1,250 Kenton County Airport Board, Kentucky, Airport Revenue        9/06 at 102.00         AAA       1,276,775
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Airport Revenue        3/13 at 100.00         AAA       5,250,844
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 2003B, 5.000%, 3/01/23 - MBIA Insured (Alternative
              Minimum Tax)

       1,000 Louisville and Jefferson County Regional Airport Authority,   7/13 at 100.00         AAA       1,052,350
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.250%, 7/01/22 - FSA Insured (Alternative Minimum Tax)

       6,000 Louisville and Jefferson County Regional Airport Authority,   3/09 at 101.00        Baa3       6,162,000
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.500%, 3/01/19
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      20,535 Total Transportation                                                                          21,251,427
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.4% (3)

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00         AAA       2,079,769
              Mortgage Revenue Bonds, Judicial Center Project, Series
              2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) - AMBAC
              Insured

----
8

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     5,085 Campbellsville, Kentucky, Industrial Building Revenue         3/09 at 102.00        BBB- (3) $     5,408,915
              Bonds, Campbellsville University Project, Series 1999,
              5.500%, 3/01/29 (Pre-refunded 3/01/09)

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18 (Pre-refunded 6/01/10)                       6/10 at 101.00         AA- (3)       1,789,992
       2,795  5.500%, 6/01/20 (Pre-refunded 6/01/10)                       6/10 at 101.00         AA- (3)       3,004,821

       3,155 Florence Public Properties Corporation, Kentucky, First       6/07 at 102.00         AAA           3,262,491
              Mortgage Revenue Bonds, Administrative Office Complex
              Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded
              6/01/07) - MBIA Insured

       2,000 Jefferson County Collegiate Housing Foundation, Kentucky,     9/09 at 102.00         N/R (3)       2,224,900
              Student Housing Revenue Bonds, University of Louisville
              Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded
              9/01/09)

       5,930 Jefferson County, Kentucky, College Revenue Bonds,            5/09 at 101.00        Baa2 (3)       6,209,422
              Bellarmine College Project, Series 1999, 5.250%, 5/01/29
              (Pre-refunded 5/01/09)

         400 Kentucky State Property and Buildings Commission, Agency      5/10 at 100.00         AAA             429,444
              Fund Revenue Bonds, Project 66A, Series 2000, 5.750%,
              5/01/20 (Pre-refunded 5/01/10) - MBIA Insured

         500 Kentucky State Property and Buildings Commission, Revenue    11/09 at 100.00         AAA             528,550
              Bonds, Project 64, Series 1999, 5.500%, 5/01/18
              (Pre-refunded 11/01/09) - MBIA Insured

       5,860 Kentucky State Property and Buildings Commission, Revenue    10/11 at 100.00         AAA           6,334,836
              Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19
              (Pre-refunded 10/01/11) - MBIA Insured

       2,000 Kentucky State Property and Buildings Commission, Revenue     2/12 at 100.00         AAA           2,133,080
              Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21
              (Pre-refunded 2/01/12) - FSA Insured

       6,500 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00         AAA           7,015,840
              Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22
              (Pre-refunded 10/01/13) - MBIA Insured

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA             305,821
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured (ETM)

       2,600 Puerto Rico, General Obligation and Public Improvement        7/10 at 100.00         AAA           2,799,784
              Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10)
              - MBIA Insured

       2,000 Puerto Rico, General Obligation and Public Improvement        7/07 at 100.00         BBB (3)       2,031,680
              Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded 7/01/07)

       2,800 Russell, Kentucky, Health System Revenue Bonds, Franciscan    1/10 at 100.00        Baa2 (3)       2,951,592
              Health Partnership Inc. - Our Lady of Bellefonte Hospital,
              Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)
-------------------------------------------------------------------------------------------------------------------------
      45,410 Total U.S. Guaranteed                                                                             48,510,937
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 8.8%

       1,175 Boone County, Kentucky, Collateralized Pollution Control      7/15 at 100.00         AAA           1,193,706
              Revenue Bonds, Dayton Power & Light Company, Series 2005A,
              4.700%, 1/01/28 - FGIC Insured

             Owensboro, Kentucky, Electric Light and Power System
             Revenue Bonds, Series 1991B:
       7,100  0.000%, 1/01/11 - AMBAC Insured                                No Opt. Call         AAA           6,027,261
       6,475  0.000%, 1/01/12 - AMBAC Insured                                No Opt. Call         AAA           5,278,938
       5,810  0.000%, 1/01/15 - AMBAC Insured                                No Opt. Call         AAA           4,150,257
       7,900  0.000%, 1/01/17 - AMBAC Insured                                No Opt. Call         AAA           5,127,021
      13,300  0.000%, 1/01/18 - AMBAC Insured                                No Opt. Call         AAA           8,204,770

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA           3,402,600
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           5,339,950
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           2,166,840
              Series 2005SS, 5.000%, 7/01/17 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
      51,760 Total Utilities                                                                                   40,891,343
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.3%

       1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00         Aaa           1,509,996
              Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured

----
9

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     1,000 Kentucky Rural Water Finance Corporation, Multimodal Public   2/11 at 102.00         AA- $     1,070,020
              Projects Revenue Bonds, Flexible Term Program, Series
              2001A, 5.375%, 2/01/20

       4,990 Louisville and Jefferson County Metropolitan Government      11/16 at 100.00         AA+       5,294,839
              Board of Water Works, Kentucky, Water System Revenue
              Bonds, Series 2006, 5.000%, 11/15/29

             Louisville and Jefferson County Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                              11/07 at 101.00         AAA       6,165,540
       2,500  5.200%, 5/15/25 - MBIA Insured                              11/07 at 101.00         AAA       2,562,575

       3,200 Louisville and Jefferson County Metropolitan Sewer            5/08 at 101.00         AAA       3,280,896
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured

      16,000 Louisville and Jefferson County Metropolitan Sewer           11/11 at 101.00         AAA      17,293,920
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

       7,365 Louisville and Jefferson County Metropolitan Sewer            5/14 at 101.00         AAA       7,974,159
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2004A, 5.250%, 5/15/37 - FGIC Insured

       7,225 Northern Kentucky Water District, Revenue Refunding Bonds,    2/12 at 100.00         Aaa       7,489,796
              Series 2002A, 5.000%, 2/01/27 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      49,685 Total Water and Sewer                                                                         52,641,741
---------------------------------------------------------------------------------------------------------------------
 $   452,870 Total Investments (cost $438,656,354) - 98.6%                                                460,214,869
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.4%                                                           6,698,543
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   466,913,412
             -------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) The Internal Revenue Service (the "IRS") has formally determined that the interest received from the bonds' coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
           N/R Not rated.
          (IF) Inverse floating rate investment.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $438,646,891.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $21,875,511
       Depreciation                                               (307,533)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $21,567,978
     ----------------------------------------------------------------------

----
10

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

 $     2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/06 at 101.00          B- $     2,005,020
              Pollution Control Revenue Refunding Bonds, General Motors
              Corporation, Series 1995, 6.200%, 9/01/20
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.5%

         900 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB         924,138
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.3%

         630 Chandler Park Academy, Michigan, Public School Academy       11/15 at 100.00        BBB-         631,096
              Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

             Michigan Technological University, General Revenue Bonds,
             Series 2004A:
       1,230  5.000%, 10/01/24 - MBIA Insured                             10/13 at 100.00         AAA       1,294,563
       1,850  5.000%, 10/01/29 - MBIA Insured                             10/13 at 100.00         AAA       1,930,013

       6,150 Wayne State University, Michigan, General Revenue Bonds,     11/09 at 101.00         AAA       6,401,904
              Series 1999, 5.125%, 11/15/29 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
       9,860 Total Education and Civic Organizations                                                       10,257,576
---------------------------------------------------------------------------------------------------------------------
             Health Care - 9.0%

             Flint Hospital Building Authority, Michigan, Revenue Rental
             Bonds, Hurley Medical Center, Series 1998B:
         500  5.375%, 7/01/18                                              7/08 at 101.00         Ba1         501,245
       1,000  5.375%, 7/01/28                                              7/08 at 101.00         Ba1         994,830

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00         N/R       3,585,703
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00        BBB-       1,020,870
              Bonds, Michigan Community Hospital, Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00         BBB       1,504,530
              Refunding Bonds, Chelsea Community Hospital, Series 1998,
              5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/12 at 101.00          A+       1,066,380
              Refunding Bonds, Crittenton Hospital, Series 2002A,
              5.625%, 3/01/27

         380 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call          A-         387,068
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

         500 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         BBB         503,755
              Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37

         500 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00        Baa1         508,260
              Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

       2,000 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         AAA       2,083,680
              Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36
              (WI/DD, Settling 9/05/06) - MBIA Insured

       3,755 Michigan State Hospital Finance Authority, Revenue            2/07 at 100.00         BB-       3,757,291
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

         800 Monroe County Hospital Finance Authority, Michigan, Mercy     6/16 at 100.00        BBB-         836,688
              Memorial Hospital Corporation Revenue Bonds, Series 2006,
              5.375%, 6/01/26

       1,600 Pontiac Hospital Finance Authority, Michigan, Hospital        2/07 at 100.00         BB-       1,531,168
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/23

             Royal Oak Hospital Finance Authority, Michigan, Hospital
             Revenue Bonds, William Beaumont Hospital, Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured                             11/11 at 100.00         AAA       1,043,580
       2,000  5.250%, 11/15/35 - MBIA Insured                             11/11 at 100.00         AAA       2,083,380
---------------------------------------------------------------------------------------------------------------------
      21,040 Total Health Care                                                                             21,408,428
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.3%

       1,155 Michigan Housing Development Authority, GNMA Collateralized   9/06 at 101.00         Aaa       1,165,638
              Limited Obligation Multifamily Revenue Refunding Bonds,
              Parc Point Apartments, Series 1995A, 6.500%, 10/01/15

----
11

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

 $     1,200 Michigan Housing Development Authority, Rental Housing        7/15 at 100.00         AAA     $     1,235,136
              Revenue Bonds, Series 2006D, 5.125%, 4/01/31 - FSA Insured
              (Alternative Minimum Tax)

       6,000 Michigan Housing Development Authority, Section 8 Assisted      No Opt. Call          AA           3,011,460
              Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14
-------------------------------------------------------------------------------------------------------------------------
       8,355 Total Housing/Multifamily                                                                          5,412,234
-------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,000 Michigan Strategic Fund, Solid Waste Disposal Limited           No Opt. Call         BBB           1,996,560
              Obligation Revenue Bonds, Waste Management Inc., Series
              2004, 4.500%, 12/01/13 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,000 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         N/R           1,029,850
              Presbyterian Villages of Michigan Obligated Group, Series
              2005, 5.250%, 11/15/25

       2,695 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00        BBB-           2,711,547
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18

             Michigan Strategic Fund, Limited Obligation Revenue
             Refunding Bonds, Porter Hills Presbyterian Village, Series
             1998:
         140  5.300%, 7/01/18                                              7/08 at 101.00        BBB+             142,562
         260  5.375%, 7/01/28                                              7/08 at 101.00        BBB+             263,692
-------------------------------------------------------------------------------------------------------------------------
       4,095 Total Long-Term Care                                                                               4,147,651
-------------------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       1,750 Dickinson County Economic Development Corporation,           11/14 at 100.00         BBB           1,776,478
              Michigan, Pollution Control Revenue Bonds, International
              Paper Company, Series 2004A, 4.800%, 11/01/18
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 33.3%

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50         AAA           1,247,697
              2002, 5.000%, 10/01/21

       1,020 Caledonia Community Schools, Kent, Allegan and Barry          5/13 at 100.00          AA           1,093,909
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.250%, 5/01/22

             Caledonia Community Schools, Kent, Allegan and Barry
             Counties, Michigan, General Obligation Bonds, Series 2005:
       2,000  5.000%, 5/01/23 - MBIA Insured                               5/15 at 100.00         AAA           2,121,840
       2,085  5.000%, 5/01/24 - MBIA Insured                               5/15 at 100.00         AAA           2,208,891
       1,000  5.000%, 5/01/25 - MBIA Insured                               5/15 at 100.00         AAA           1,054,960

         295 Cedar Springs Public School District, Kent and Newaygo        5/13 at 100.00         AAA             309,098
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.125%, 5/01/32

       1,850 Chippewa Valley Schools, Macomb County, Michigan, General     5/15 at 100.00         AAA           1,959,927
              Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA
              Insured

       6,085 Detroit, Michigan, General Obligation Bonds, Series           4/14 at 100.00         AAA           6,534,864
              2004A-1, 5.250%, 4/01/20 - AMBAC Insured

      11,000 Detroit-Wayne County Stadium Authority, Michigan, Limited     2/07 at 102.00         AAA          11,279,397
              Tax General Obligation Building Authority Stadium Bonds,
              Series 1997, 5.250%, 2/01/27 - FGIC Insured

       1,245 Edwardsburg Public School, Cass County, Michigan, General     5/14 at 100.00         AAA           1,311,732
              Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA
              Insured

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00          AA (3)       2,066,620
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              5/01/26 (Pre-refunded 5/01/11)

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00          AA           4,507,079
              Michigan, General Obligation Refunding Bonds, Series 2001,
              5.125%, 5/01/29

       2,000 Howell Public Schools, Livingston County, Michigan, General  11/13 at 100.00          AA           2,103,460
              Obligation Bonds, Series 2003, 5.000%, 5/01/24

       1,000 Jackson Public Schools, Jackson County, Michigan, General     5/14 at 100.00         AAA           1,056,960
              Obligation School Building and Site Bonds, Series 2004,
              5.000%, 5/01/22 - FSA Insured

       1,715 Kalamazoo Public Schools, Michigan, General Obligation        5/16 at 100.00         AAA           1,825,086
              Bonds, Series 2006, 5.000%, 5/01/25 - FSA Insured

----
12

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,030 Kent County, Michigan, General Obligation Bonds, Series      12/14 at 100.00         AAA $     1,097,609
              2004A, 5.000%, 12/01/22

       1,300 Lansing Community College, Michigan, General Obligation       5/13 at 100.00         AAA       1,378,624
              Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00         AAA       1,030,980
              Michigan, General Obligation Bonds, Series 2001, 5.000%,
              5/01/27 - FGIC Insured

       2,700 Livonia Public Schools, Wayne County, Michigan, Unlimited       No Opt. Call         AAA       2,541,915
              Tax General School Building and Site Bonds, Series
              1992-II, 0.000%, 5/01/08 - FGIC Insured

       1,500 Michigan Municipal Bond Authority, General Obligation         6/15 at 100.00         AAA       1,600,710
              Bonds, Detroit City School District, Series 2005, 5.000%,
              6/01/18 - FSA Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call         AAA       2,624,664
              Program Revenue Bonds, Pontiac School District, Series
              1991C, 0.000%, 6/15/08 - FSA Insured

       3,250 Michigan, General Obligation Bonds, Environmental             5/13 at 100.00          AA       3,510,163
              Protection Program, Series 2003A, 5.250%, 5/01/21

       2,000 Muskegon Public Schools, Muskegon County, Michigan, General   5/14 at 100.00         AAA       2,123,360
              Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA
              Insured

       1,620 Oakridge Public Schools, Muskegon County, Michigan, General   5/15 at 100.00         AAA       1,716,260
              Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA
              Insured

             Okemos Public School District, Ingham County, Michigan,
             General Obligation Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                 No Opt. Call         AAA         640,540
       1,020  0.000%, 5/01/18 - MBIA Insured                                 No Opt. Call         AAA         622,343

       1,400 South Redford School District, Wayne County, Michigan,       11/14 at 100.00         AAA       1,487,122
              General Obligation Bonds, Series 2004, 5.000%, 5/01/21 -
              FGIC Insured

       1,500 Southgate Community School District, Wayne County,            5/09 at 100.00         AAA       1,530,465
              Michigan, General Obligation Bonds, Series 1999, 5.000%,
              5/01/25 - FGIC Insured

       1,625 Walled Lake Consolidated School District, Oakland County,     5/14 at 100.00         AAA       1,758,998
              Michigan, General Obligation Bonds, Series 2004, 5.250%,
              5/01/22 - MBIA Insured

       1,150 Wayne Westland Community Schools, Michigan, General          11/14 at 100.00         AAA       1,236,687
              Obligation Bonds, Series 2004, 5.000%, 5/01/17 - FSA
              Insured

       1,915 West Bloomfield School District, Oakland County, Michigan,    5/15 at 100.00         AAA       2,046,024
              General Obligation Bonds, Series 2005, 5.000%, 5/01/20 -
              FSA Insured

       3,270 West Ottawa Public School District, Ottawa County,              No Opt. Call         AAA       2,094,566
              Michigan, General Obligation Refunding Bonds, Series 1992,
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, Unlimited      No Opt. Call         AAA       6,050,196
              Tax General Obligation QSBLF Bonds, Series 1996, 5.500%,
              5/01/25 - MBIA Insured

       3,170 Zeeland Public Schools, Ottawa and Allegan Counties,          5/15 at 100.00         AAA       3,370,217
              Michigan, General Obligation Bonds, Series 2005, 5.000%,
              5/01/22 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
      77,245 Total Tax Obligation/General                                                                  79,142,963
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.6%

       1,445 Detroit, Michigan, Building Authority Revenue Bonds,          2/07 at 101.00           A       1,449,436
              District Court Madison Center, Series 1996A, 6.150%,
              2/01/11

             Grand Rapids Downtown Development Authority, Michigan, Tax
             Increment Revenue Bonds, Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured                                 No Opt. Call         AAA       2,549,045
       3,295  0.000%, 6/01/18 - MBIA Insured                                 No Opt. Call         AAA       2,007,940
       1,650  6.875%, 6/01/24 - MBIA Insured                              12/06 at 100.00         AAA       1,715,736

       3,960 Michigan Building Authority, Revenue Bonds, Series 2006IA,   10/16 at 100.00         AAA       4,170,395
              5.000%, 10/15/36 (WI/DD, Settling 9/06/06) - FGIC Insured

       6,000 Michigan House of Representatives, Certificates of              No Opt. Call         AAA       2,826,060
              Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured

         250 Michigan Municipal Bond Authority, Wayne County, Local       12/06 at 100.00         AAA         250,223
              Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

----
13

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Michigan State Building Authority, Revenue Bonds,
             Facilities Program, Series 2001I:
 $     2,720  5.500%, 10/15/19                                            10/11 at 100.00         AA-     $     2,931,834
       5,000  5.000%, 10/15/24                                            10/11 at 100.00         AA-           5,226,950

       4,400 Michigan State Building Authority, Revenue Bonds,            10/15 at 100.00         AAA           4,638,656
              Facilities Program, Series 2005II, 5.000%, 10/15/30 -
              AMBAC Insured

       2,000 Michigan State Building Authority, Revenue Refunding Bonds,  10/13 at 100.00         AAA           2,111,500
              Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------------
      34,705 Total Tax Obligation/Limited                                                                      29,877,775
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 1.3%

       3,000 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/08 at 101.00         AAA           3,088,590
              Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 18.3% (3)

       1,000 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00         AAA           1,097,610
              General Obligation Bonds, Series 2002A, 5.375%, 5/01/24
              (Pre-refunded 5/01/13) - FGIC Insured

             Detroit City School District, Wayne County, Michigan,
             Unlimited Tax School Building and Site Improvement Bonds,
             Series 2001A:
       2,000  5.500%, 5/01/21 (Pre-refunded 5/01/12) - FSA Insured         5/12 at 100.00         AAA           2,188,300
         250  5.125%, 5/01/31 (Pre-refunded 5/01/12) - FSA Insured         5/12 at 100.00         AAA             268,778

       3,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    7/11 at 101.00         AAA           3,273,780
              Bonds, Series 2001A, 5.500%, 7/01/33 (Pre-refunded
              7/01/11) - FGIC Insured

       2,505 Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00         Aaa           2,697,559
              Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded
              7/01/13) - MBIA Insured

       6,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00         AAA           7,491,640
              Residual Option Long Series II-R-103, 7.648%, 7/01/20
              (Pre-refunded 1/01/10) (IF)

       2,500 Kalamazoo Economic Development Corporation, Michigan,         5/07 at 102.00         AAA           2,595,675
              Limited Obligation Revenue and Refunding Bonds, Friendship
              Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27
              (Pre-refunded 5/15/07)

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00          AA (3)       4,087,500
              Spectrum Health, Series 2001A, 5.500%, 1/15/31
              (Pre-refunded 7/15/11)

          75 Michigan South Central Power Agency, Power Supply System        No Opt. Call          A3 (3)          82,215
              Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)

       5,000 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00         AAA           5,423,300
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.125%, 11/15/26 (Pre-refunded 11/15/09)

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00          A1 (3)       2,378,332
              Bonds, Henry Ford Health System, Series 1999A, 6.000%,
              11/15/24 (Pre-refunded 11/15/09)

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/13 at 100.00          A1 (3)       3,315,990
              Refunding Bonds, Henry Ford Health System, Series 2003A,
              5.625%, 3/01/17 (Pre-refunded 3/01/13)

       2,000 Michigan State Trunk Line, Fund Bonds, Series 2001A,         11/11 at 100.00         AAA           2,129,100
              5.000%, 11/01/25 (Pre-refunded 11/01/11) - FSA Insured

         605 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00         N/R (3)         621,208
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18 (Pre-refunded 6/01/08)

       1,220 Michigan, Certificates of Participation, New Center           9/11 at 100.00         AAA           1,315,099
              Development Inc., Series 2001, 5.375%, 9/01/21
              (Pre-refunded 9/01/11) - MBIA Insured

       1,500 Michigan, Certificates of Participation, Series 2000,         6/10 at 100.00         AAA           1,598,400
              5.500%, 6/01/20 (Pre-refunded 6/01/10) - AMBAC Insured

         160 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA             167,544
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)

       1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00         AAA           1,325,908
              Counties, Michigan, General Obligation Bonds, Series
              2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) - FGIC
              Insured

----
14

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (3) (continued)

 $     1,500   Southgate Community School District, Wayne County,            5/09 at 100.00         AAA $     1,554,225
                Michigan, General Obligation Bonds, Series 1999, 5.000%,
                5/01/25 (Pre-refunded 5/01/09) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
      40,000   Total U.S. Guaranteed                                                                         43,612,163
-----------------------------------------------------------------------------------------------------------------------
               Utilities - 4.4%

       1,000   Lansing Board of Water and Light, Michigan, Steam and         7/13 at 100.00         AAA       1,059,590
                Electric Utility System Revenue Bonds, Series 2003A,
                5.000%, 7/01/21 - FSA Insured

       1,000   Michigan Public Power Agency, Revenue Bonds, Combustion       1/12 at 100.00         AAA       1,058,460
                Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC
                Insured

         925   Michigan South Central Power Agency, Power Supply System        No Opt. Call          A3         991,979
                Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300   Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00          A3       3,484,701
                Pollution Control Revenue Refunding Bonds, Fixed Rate
                Conversion, Detroit Edison Company, Series 1999C, 5.650%,
                9/01/29 (Alternative Minimum Tax)

       1,000   Monroe County Economic Development Corporation, Michigan,       No Opt. Call         AAA       1,309,350
                Collateralized Limited Obligation Revenue Refunding Bonds,
                Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 -
                FGIC Insured

       4,000   Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA       2,593,440
                Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA
                Insured
-----------------------------------------------------------------------------------------------------------------------
      11,225   Total Utilities                                                                               10,497,520
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 10.3%

       5,000   Detroit Water Supply System, Michigan, Water Supply System    7/16 at 100.00         AAA       5,243,200
                Revenue Bonds, Series 2006A, 5.000%, 7/01/34 - FSA Insured

       3,000   Detroit, Michigan, Senior Lien Sewerage Disposal System       7/11 at 100.00         AAA       3,134,760
                Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured

       2,500   Detroit, Michigan, Senior Lien Water Supply System Revenue    7/11 at 100.00         AAA       2,570,550
                Bonds, Series 2001A, 5.000%, 7/01/30 - FGIC Insured

       2,495   Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00         AAA       2,607,100
                Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

       4,455   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,      No Opt. Call         AAA       2,551,646
                Series 1999A, 0.000%, 7/01/19 - FGIC Insured

       1,625   Lansing, Michigan, Sewerage Disposal System Revenue Bonds,    5/14 at 100.00         AAA       1,720,843
                Series 2003, 5.000%, 5/01/21 - FGIC Insured

       2,075   Michigan Municipal Bond Authority, Clean Water Revolving     10/15 at 100.00         AAA       2,237,908
                Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19

       4,055   Michigan Municipal Bond Authority, Drinking Water Revolving  10/14 at 100.00         AAA       4,305,234
                Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24
-----------------------------------------------------------------------------------------------------------------------
      25,205   Total Water and Sewer                                                                         24,371,241
-----------------------------------------------------------------------------------------------------------------------
 $   241,380   Total Investments (cost $224,600,478) - 100.3%                                               238,518,337
-----------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - (0.3)%                                                         (800,694)
               --------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   237,717,643
               --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Not rated.
          WI/DD Purchased on a when-issued or delayed delivery basis.

----
15

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
August 31, 2006

          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $224,689,213.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $14,191,900
       Depreciation                                               (362,776)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $13,829,124
     ----------------------------------------------------------------------

----
16

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.9%

 $     3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call         AAA $     2,253,533
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.5%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00         AA-       3,065,790
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Products Company Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call         AA-       8,928,144
              Revenue Bonds, Procter and Gamble Inc., Series 1999,
              5.200%, 3/15/29 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      11,100 Total Consumer Staples                                                                        11,993,934
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.6%

             Curators of the University of Missouri, System Facilities
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 11/01/21                                            11/13 at 100.00          AA       1,060,570
       1,200  5.000%, 11/01/31                                            11/13 at 100.00          AA       1,252,392

       1,500 Curators of the University of Missouri, System Facilities    11/15 at 100.00          AA       1,593,375
              Revenue Bonds, Series 2006, 5.000%, 11/01/26

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00         Aaa       1,075,960
              Corporation, Missouri, Leasehold Revenue Bonds, Junior
              College District of Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00         N/R       1,109,119
              Revenue Bonds, Barstow School, Series 1998, 5.250%,
              10/01/23

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Maryville University of St. Louis, Series
             1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00        Baa2       1,020,650
       1,750  5.750%, 6/15/17                                              6/07 at 101.00        Baa2       1,784,772

       1,100 Missouri Health and Educational Facilities Authority,         6/10 at 100.00        Baa2       1,172,424
              Revenue Bonds, Maryville University of St. Louis, Series
              2000, 6.750%, 6/15/30

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00          A1         942,084
              Revenue Bonds, Stephens College, Series 1999, 6.000%,
              6/01/24

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call         AAA       1,132,670
              Revenue Bonds, Washington University, Series 2001A,
              5.500%, 6/15/16

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00         Aaa       1,458,736
              Revenue Bonds, Webster University, Series 2001, 5.500%,
              4/01/18 - MBIA Insured

       4,190 Missouri Higher Education Loan Authority, Subordinate Lien    2/07 at 100.00          A2       4,203,743
              Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09
              (Alternative Minimum Tax)

       2,060 Southeast Missouri State University, System Facilities        4/11 at 100.00         Aaa       2,128,413
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      19,160 Total Education and Civic Organizations                                                       19,934,908
---------------------------------------------------------------------------------------------------------------------
             Health Care - 8.3%

       1,250 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00        BBB+       1,328,113
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/29

       1,000 Missouri Health and Educational Facilities Authority,         5/13 at 100.00          AA       1,044,300
              Revenue Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

       1,000 Missouri Health and Educational Facilities Authority,         5/15 at 100.00          AA       1,051,440
              Revenue Bonds, BJC Health System, Series 2005A, 5.000%,
              5/15/22

         500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00        BBB+         500,325
              Revenue Bonds, Capital Region Medical Center, Series 1998,
              5.250%, 11/01/23

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Freeman Health System, Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00        BBB+       1,531,515
       1,300  5.250%, 2/15/28                                              2/08 at 102.00        BBB+       1,321,489

       2,750 Missouri Health and Educational Facilities Authority,         2/14 at 100.00        BBB+       2,921,215
              Revenue Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34

----
17

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
 $     2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call         AAA $     1,675,754
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call         AAA       2,442,238
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call         AAA       3,086,307

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00         AAA       1,050,730
              Revenue Bonds, St. Luke's Health System, Series 2001,
              5.250%, 12/01/26 - FSA Insured

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00         AAA       1,037,990
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00         BBB       2,940,624
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28
---------------------------------------------------------------------------------------------------------------------
      27,870 Total Health Care                                                                             21,932,040
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.3%

       1,320 Clay County Industrial Development Authority, Missouri,       7/13 at 105.00         AAA       1,436,332
              GNMA Multifamily Housing Revenue Bonds, Oak Creek
              Apartments, Series 2002, 6.125%, 7/20/25 (Alternative
              Minimum Tax)

             Missouri Housing Development Commission, GNMA
             Collateralized Multifamily Housing Revenue Bonds, JB Hughes
             Apartments I and II, Series 2002G:
         258  6.200%, 5/20/19                                              5/12 at 105.00         Aaa         273,784
         975  6.300%, 5/20/37                                              5/12 at 105.00         Aaa       1,041,105

       2,465 Missouri Housing Development Commission, Multifamily          4/08 at 102.00         N/R       2,512,353
              Housing Revenue Bonds, Mansion Apartments II, Series 1999,
              6.125%, 4/01/22 (Alternative Minimum Tax)

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00         AAA       1,851,497
              Missouri, GNMA Collateralized Subordinate Lien Housing
              Revenue Refunding Bonds, Southfield and Oak Forest II
              Apartments, Series 2002A, 5.200%, 1/20/36

       9,105 St. Louis County Industrial Development Authority,            2/07 at 105.00         AAA       9,567,621
              Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue
              Bonds, Covington Manor Apartments, Series 1996A, 6.875%,
              8/20/36 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      15,928 Total Housing/Multifamily                                                                     16,682,692
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.7%

             Missouri Housing Development Commission, GNMA Single Family
             Remarketed Mortgage Revenue Bonds, Homeownership Loan
             Program, Series 1995B:
         290  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00         AAA         293,260
         230  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00         AAA         232,668

         125 Missouri Housing Development Commission, GNMA/FNMA Single     1/07 at 102.00         AAA         127,375
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)

          35 Missouri Housing Development Commission, GNMA/FNMA Single     3/07 at 105.00         AAA          35,565
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         130 Missouri Housing Development Commission, Single Family        9/06 at 105.00         AAA         132,015
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          60 Missouri Housing Development Commission, Single Family        9/06 at 105.00         AAA          61,030
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

         140 Missouri Housing Development Commission, Single Family        3/08 at 105.00         AAA         144,502
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

         330 Missouri Housing Development Commission, Single Family        9/09 at 100.00         AAA         333,617
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)

         230 Missouri Housing Development Commission, Single Family        3/10 at 100.00         AAA         233,087
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)

       2,815 Missouri Housing Development Commission, Single Family        9/14 at 100.00         AAA       2,981,338
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,385 Total Housing/Single Family                                                                    4,574,457
---------------------------------------------------------------------------------------------------------------------

----
18

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 8.0%

 $     1,000   Cole County Industrial Development Authority, Missouri,       2/14 at 100.00         N/R $     1,048,550
                Revenue Bonds, Lutheran Senior Services - Heisinger
                Project, Series 2004, 5.500%, 2/01/35

       4,250   Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00         N/R       4,250,340
                Retirement Center Revenue Refunding and Improvement Bonds,
                Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000   Lees Summit Industrial Development Authority, Missouri,       2/07 at 101.00         N/R       1,011,820
                Health Facilities Revenue Bonds, John Knox Village, Series
                1995, 6.625%, 8/15/13

       5,000   Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00         N/R       5,262,300
                Health Facilities Revenue Bonds, John Knox Village, Series
                1999, 6.000%, 8/15/17

       1,500   Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00         N/R       1,600,635
                Health Facilities Revenue Bonds, John Knox Village, Series
                2002, 5.700%, 8/15/22

       1,285   Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00          A2       1,335,796
                Revenue Bonds, Lutheran Home for the Aged, Series 2001A,
                5.600%, 11/01/21

       3,500   Missouri Health and Educational Facilities Authority,         2/07 at 102.00         N/R       3,589,845
                Revenue Bonds, Lutheran Senior Services, Series 1997,
                5.875%, 2/01/23

       1,200   St. Louis County Industrial Development Authority,            3/10 at 102.00         AAA       1,261,992
                Missouri, GNMA Collateralized Healthcare Facilities
                Revenue Bonds, Mary, Queen and Mother Association, Series
                2001, 5.400%, 9/20/34

       1,800   St. Louis County Industrial Development Authority,            9/06 at 102.00         N/R       1,837,440
                Missouri, Revenue Refunding Bonds, Friendship Village of
                West County, Series 1996A, 6.250%, 9/01/10
--------------------------------------------------------------------------------------------------------------------------
      20,535   Total Long-Term Care                                                                          21,198,718
--------------------------------------------------------------------------------------------------------------------------
               Materials - 0.5%

       1,000   Sugar Creek, Missouri, Industrial Development Revenue         6/13 at 101.00         BBB       1,040,930
                Bonds, Lafarge North America Inc., Series 2003A, 5.650%,
                6/01/37 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 16.8%

       1,500   Branson Reorganized School District R-4, Taney County,        3/15 at 100.00         AAA       1,587,795
                Missouri, General Obligation Bonds, Series 2005, 5.000%,
                3/01/25 - FSA Insured

       1,465   Camdenton Reorganized School District R3, Camden County,      3/12 at 100.00         AAA       1,571,051
                Missouri, General Obligation Bonds, Series 2004, 5.250%,
                3/01/24 - FSA Insured

       1,500   Camdenton Reorganized School District R3, Camden County,        No Opt. Call         AAA       1,632,300
                Missouri, General Obligation Bonds, Series 2005, 5.250%,
                3/01/24 - FSA Insured

       2,000   Cass County Reorganized School District R-II, Raymore and     3/12 at 100.00         AAA       2,140,160
                Peculiar, Missouri, General Obligation Bonds, Series 2002,
                5.250%, 3/01/20 - FSA Insured

         540   Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00         AA+         576,072
                General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

       1,280   Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00         AAA       1,345,216
                General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
                FSA Insured

       1,000   Greene County Reorganized School District R8, Missouri,       3/12 at 100.00         AAA       1,070,080
                General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
                FSA Insured

       2,500   Hickman Mills C-1 School District, Jackson County,            3/13 at 100.00         AAA       2,646,700
                Missouri, General Obligation Bonds, Series 2003, 5.000%,
                3/01/21 - FSA Insured

       1,450   Jackson County Reorganized School District R-7, Lees          3/14 at 100.00         Aaa       1,534,970
                Summit, Missouri, General Obligation Bonds, Series 2004,
                5.000%, 3/01/21 - MBIA Insured

       1,000   Jackson County School District R-7, Lees Summit, Missouri,    3/12 at 100.00         AAA       1,071,770
                General Obligation Refunding and Improvement Bonds, Series
                2002, 5.250%, 3/01/18 - FSA Insured

       1,000   Jefferson City School District, Missouri, General               No Opt. Call         Aa2       1,086,220
                Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000   Kansas City, Missouri, General Obligation Bonds, Series       2/14 at 100.00          AA       3,172,050
                2004F, 5.000%, 2/01/24

       2,000   Miller County School District R-2, Osage, Missouri, General   3/16 at 100.00         AAA       2,129,920
                Obligation Bonds, Series 2006, 5.000%, 3/01/24 - FSA
                Insured

       1,250   Nixa, Missouri, Reorganized School District R 02, General     3/16 at 100.00         AAA       1,370,937
                Obligation Bonds, Series 2006, 5.250%, 3/01/24 - FSA
                Insured

----
19

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $     4,500   North Kansas City School District 74, Clay County,            3/15 at 100.00         AA+ $     4,756,770
                Missouri, General Obligation Bonds, Series 2005, 5.000%,
                3/01/25

       1,000   Pevely, Missouri, General Obligation Bonds, Series 2004,      3/13 at 100.00          AA       1,057,150
                5.250%, 3/01/24 - RAAI Insured

       2,275   Platte County Reorganized School District R3, Missouri,       3/14 at 100.00         AAA       2,418,894
                General Obligation Bonds, Series 2004, 5.000%, 3/01/20 -
                MBIA Insured

         750   Polk County R-1 School District, Bolivar, Missouri, General   3/10 at 100.00         AA+         798,187
                Obligation Bonds, Missouri Direct Deposit Program, Series
                2000, 5.700%, 3/01/20

               Springfield School District R12, Missouri, General
               Obligation Bonds, Series 2003:
       2,875    5.125%, 3/01/20 - FGIC Insured                               3/13 at 100.00         AAA       3,076,336
       3,000    5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00         AAA       3,162,690
       1,250    5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00         AAA       1,316,250

       1,605   St. Louis Board of Education, Missouri, General Obligation    4/13 at 100.00         AAA       1,701,621
                Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA
                Insured

       1,345   St. Louis County Pattonville School District R3, Missouri,      No Opt. Call         AAA       1,582,756
                General Obligation Bonds, Series 2000, 6.500%, 3/01/14 -
                FGIC Insured

       1,450   St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00         AAA       1,569,379
                General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                FSA Insured
--------------------------------------------------------------------------------------------------------------------------
      41,535   Total Tax Obligation/General                                                                  44,375,274
--------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 18.3%

         725   Brentwood, Missouri, Tax Increment Refunding Bonds,           4/09 at 100.00          AA         732,221
                Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI
                Insured

       1,290   Cape Girardeau County Building Corporation, Missouri,         3/16 at 100.00         AAA       1,409,480
                Leasehold Revenue Bonds, Reorganized School District R-02,
                Jackson R-II School District High School Project, Series
                2005, 5.250%, 3/01/21 - MBIA Insured

       1,875   Christian County Public Building Corporation, Missouri,       6/10 at 100.00          AA       1,970,812
                Leasehold Revenue Bonds, Justice Center Project, Series
                2000, 5.450%, 6/01/15 - RAAI Insured

         420   Cottleville, Missouri, Certificates of Participation,         8/14 at 100.00         N/R         421,735
                Series 2006, 5.250%, 8/01/31

       1,035   Dunklin County, Missouri, Certificates of Participation,     12/14 at 100.00         AAA       1,109,686
                Series 2004, 5.000%, 12/01/19 - FGIC Insured

       2,770   Fenton, Missouri, Tax Increment Revenue Bonds, Gravois        4/14 at 100.00         N/R       2,811,716
                Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21

       3,000   Harrisonville, Missouri, Lease Participation Certificates,   12/13 at 100.00         AAA       3,153,270
                Series 2003, 5.000%, 12/01/22 - XLCA Insured

       2,525   Kansas City Tax Increment Financing District, Missouri, Tax   6/14 at 102.00         N/R       2,573,657
                Increment Revenue Bonds, Briarcliff West Project, Series
                2006A, 5.400%, 6/01/24

       3,885   Missouri Association of Rural Education, Pulaski County,      3/09 at 100.00         AAA       4,006,251
                Certificates of Participation, Waynesville School District
                R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured

       2,335   Missouri Development Finance Board, Independence,             3/16 at 100.00          A+       2,408,949
                Infrastructure Facilities Revenue Bonds, Crackerneck Creek
                Project, Series 2006C, 5.000%, 3/01/28

       4,000   Missouri Development Finance Board, Independence,             4/11 at 100.00          A+       4,115,320
                Infrastructure Facilities Revenue Bonds, Santa Fe
                Redevelopment Project, Series 2001, 5.250%, 4/01/23

       1,920   Missouri Development Finance Board, Infrastructure            6/15 at 100.00        BBB+       1,949,088
                Facilities Revenue Bonds, Branson Landing Project, Series
                2005A, 5.000%, 6/01/35

       1,500   Missouri Development Finance Board, Kansas City,              4/10 at 100.00         AAA       1,598,370
                Infrastructure Facilities Revenue Bonds, Midtown
                Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                MBIA Insured

         450   Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00         AAA         483,705
                Missouri, Levee District Improvement Bonds, Series 1999,
                5.750%, 3/01/19 - MBIA Insured

       1,705   O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00         Aaa       1,826,584
                2002, 5.250%, 2/01/15 - MBIA Insured

       3,000   Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         BBB       3,340,920
                Government Facilities Revenue Bonds, Series 1993L, 5.500%,
                7/01/21

----
20

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $       500 Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00        BBB+     $       541,620
              Transportation Authority, Series 1996Y, 5.500%, 7/01/36

       1,170 Riverside, Missouri, L-385 Levee Redevelopment Plan Tax       5/15 at 100.00         BBB           1,206,469
              Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

       1,945 Springfield Center City Development Corporation, Missouri,    6/12 at 100.00         Aaa           2,015,078
              Lease Revenue Bonds, Jordan Valley Park Exposition Center,
              Series 2002A, 5.000%, 6/01/27 - AMBAC Insured

       2,950 Springfield Public Building Corporation, Missouri, Lease      6/10 at 100.00         AAA           3,198,892
              Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
              6.125%, 6/01/21 - AMBAC Insured

       2,500 Springfield Public Building Corporation, Missouri, Lease      3/14 at 100.00         Aaa           2,625,075
              Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured

         600 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R             609,216
              Increment Bonds, Shoppes at North Village Project, Series
              2005A, 5.500%, 11/01/27

       1,000 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R           1,015,360
              Increment Bonds, Shoppes at North Village Project, Series
              2005B, 5.500%, 11/01/27

       1,240 St. Louis Municipal Finance Corporation, Missouri,            2/12 at 100.00         Aaa           1,357,143
              Leasehold Revenue Bonds, Carnahan Courthouse, Series
              2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 St. Louis Regional Convention and Sports Complex Authority,   8/07 at 100.00         AAA           1,776,093
              Missouri, Lease Revenue Refunding Bonds, Series 1997C,
              5.300%, 8/15/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
      46,090 Total Tax Obligation/Limited                                                                      48,256,710
----------------------------------------------------------------------------------------------------------------------------
             Transportation - 9.1%

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00         AAA           2,067,740
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 - AMBAC Insured (Alternative Minimum Tax)

             St. Louis Land Clearance Redevelopment Authority, Missouri,
             Revenue Refunding and Improvement Bonds, LCRA Parking
             Facilities, Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00         N/R           1,057,820
       2,400  7.050%, 9/01/24                                              9/09 at 102.00         N/R           2,531,136

       5,000 St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00         AAA           5,163,100
              Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Bonds, Lambert-St.
             Louis International Airport, Series 2005:
       3,320  5.000%, 7/01/22 - MBIA Insured                               7/15 at 100.00         AAA           3,507,879
       2,395  5.000%, 7/01/23 - MBIA Insured                               7/15 at 100.00         AAA           2,525,096

             St. Louis, Missouri, Airport Revenue Refunding Bonds,
             Series 2003A:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00         AAA           3,724,689
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00         AAA           1,075,280

       2,250 St. Louis, Missouri, Revenue Refunding Bonds, Parking        12/06 at 102.00         AAA           2,305,058
              Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
      22,815 Total Transportation                                                                              23,957,798
----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.1% (3)

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call         Aaa           3,256,740
              Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)

       1,025 Excelsior Springs School District, Missouri, Leasehold          No Opt. Call         AAA             765,685
              Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured
              (ETM)

       2,500 Fenton, Missouri, Tax Increment Refunding and Improvement    10/12 at 100.00         N/R (3)       2,828,175
              Revenue Bonds, Gravois Bluffs Redevelopment Project,
              Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call         Aaa             160,084
              Bonds, Series 1984, 0.000%, 3/01/16 (ETM)

             Mehlville School District R-9, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 (Pre-refunded 9/01/12) - FSA Insured         9/12 at 100.00         AAA           1,401,646
       1,000  5.500%, 9/01/18 (Pre-refunded 9/01/12) - FSA Insured         9/12 at 100.00         AAA           1,099,330

----
21

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     2,000 Missouri Development Finance Board, Infrastructure            3/10 at 100.00         N/R (3) $     2,119,520
              Facilities Revenue Bonds, Riverside-Quindaro Bend Levee
              District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded
              3/01/10)

       1,895 Missouri Health and Educational Facilities Authority,           No Opt. Call         Aaa           2,263,161
              Revenue Bonds, BJC Health System, Series 1994A, 6.750%,
              5/15/14 (ETM)

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00          AA (3)       1,069,860
              Revenue Bonds, Central Institute for the Deaf, Series
              1999, 5.850%, 1/01/22 (Pre-refunded 1/01/10) - RAAI Insured

       2,000 Missouri Health and Educational Facilities Authority,        12/10 at 101.00           A (3)       2,217,340
              Revenue Bonds, St. Anthony's Medical Center, Series 2000,
              6.250%, 12/01/30 (Pre-refunded 12/01/10)

         450 St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00         AAA             493,713
              General Obligation Bonds, Series 2004, 5.250%, 3/01/20
              (Pre-refunded 3/01/14) - FSA Insured

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00         N/R (3)       1,064,817
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
              (Pre-refunded 6/15/10)
----------------------------------------------------------------------------------------------------------------------------
      18,830 Total U.S. Guaranteed                                                                             18,740,071
----------------------------------------------------------------------------------------------------------------------------
             Utilities - 4.5%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00         AAA           2,825,961
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,195 Nixa, Missouri, Electric System Revenue Bonds, Series 2005,   4/13 at 100.00         AAA           1,241,438
              5.000%, 4/01/25 - XLCA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA           2,268,400
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call         AAA           2,126,520
              1992, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call         AAA           3,484,197
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
      10,935 Total Utilities                                                                                   11,946,516
----------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.4%

       1,825 Kansas City, Missouri, Sewerage System Revenue Bonds,         1/12 at 100.00          AA           1,952,476
              Series 2002D-1, 5.375%, 1/01/22

       3,385 Metropolitan St. Louis Sewerage District, Missouri, Revenue   5/14 at 100.00         AAA           3,602,960
              Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
              MBIA Insured

       1,600 Missouri Development Finance Board, Independence,            11/14 at 100.00         AAA           1,691,600
              Infrastructure Facilities Revenue Bonds, Water System
              Improvement Projects, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00          AA           1,719,072
              Authority, Water Facility Revenue Refunding Bonds,
              Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 -
              RAAI Insured

       1,345 Missouri Environmental Improvement and Energy Resources       1/13 at 100.00         Aaa           1,436,985
              Authority, Water Pollution Control and Drinking Water
              Revenue Bonds, Series 2003B, 5.125%, 1/01/21

       1,000 Missouri Environmental Improvement and Energy Resources       7/15 at 100.00         Aaa           1,064,930
              Authority, Water Pollution Control and Drinking Water
              Revenue Bonds, State Revolving Fund Program, Series 2005A,
              5.000%, 7/01/25

             St. Charles County Public Water Supply District 2,
             Missouri, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00         Aaa             775,635
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00         Aaa           1,056,660

       1,000 West Plains, Missouri, Sewerage System Revenue Bonds,         7/12 at 100.00         AAA           1,069,230
              Series 2004, 5.125%, 7/01/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------
      13,540 Total Water and Sewer                                                                             14,369,548
----------------------------------------------------------------------------------------------------------------------------
 $   256,948 Total Investments (cost $248,414,332) - 99.0%                                                    261,257,129
----------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                               2,568,746
             ------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   263,825,875
             ------------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

----
22

           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $248,355,896.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $13,040,452
       Depreciation                                               (139,219)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $12,901,233
     ----------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

 $     6,740 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $     6,920,767
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.3%

       4,090 Cleveland State University, Ohio, General Receipts Bonds,     6/13 at 100.00         AAA       4,308,815
              Series 2003A, 5.000%, 6/01/23 - FGIC Insured

             Ohio Higher Education Facilities Commission, General
             Revenue Bonds, Case Western Reserve University, Series
             2004A:
       2,310  5.000%, 12/01/16 - AMBAC Insured                            12/13 at 100.00         AAA       2,464,031
       2,825  5.000%, 12/01/17 - AMBAC Insured                            12/13 at 100.00         AAA       3,006,026
       2,975  5.000%, 12/01/18 - AMBAC Insured                            12/13 at 100.00         AAA       3,157,754

       3,850 Ohio Higher Education Facilities Commission, General          7/16 at 100.00          A+       3,971,083
              Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

       1,750 Ohio Higher Education Facilities Commission, General         10/13 at 100.00          AA       1,846,810
              Revenue Bonds, Oberlin College, Series 2003, 5.125%,
              10/01/24

         910 Ohio Higher Education Facilities Commission, Revenue Bonds,     No Opt. Call         AA-       1,107,479
              Case Western Reserve University, Series 1990B, 6.500%,
              10/01/20

       3,000 Ohio Higher Education Facilities Commission, Revenue Bonds,  10/12 at 100.00         AA-       3,250,860
              Case Western Reserve University, Series 2002B, 5.500%,
              10/01/22

             Ohio Higher Education Facilities Commission, Revenue Bonds,
             Wittenberg University, Series 2005:
       1,000  5.000%, 12/01/24                                            12/15 at 100.00        Baa1       1,022,600
       1,000  5.000%, 12/01/29                                            12/15 at 100.00        Baa1       1,015,100

       2,730 Ohio Higher Educational Facilities Commission, Revenue       11/14 at 100.00          AA       2,901,826
              Bonds, Denison University, Series 2004, 5.000%, 11/01/20

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, University of Dayton, Series 2004:
       1,315  5.000%, 12/01/25 - AMBAC Insured                            12/14 at 100.00         AAA       1,384,353
       1,060  5.000%, 12/01/27 - AMBAC Insured                            12/14 at 100.00         AAA       1,112,131

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, Wittenberg University, Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00        Baa1       1,263,204
       2,000  5.000%, 12/01/26                                            12/11 at 100.00        Baa1       2,042,880

             Ohio University at Athens, Subordinate Lien General
             Receipts Bonds, Series 2004:
       1,855  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00         AAA       1,965,410
       1,900  5.000%, 12/01/23 - MBIA Insured                              6/14 at 100.00         AAA       2,005,336

       2,000 University of Cincinnati, Ohio, General Receipts Bonds,       6/11 at 101.00         AAA       2,130,780
              Series 2001A, 5.250%, 6/01/24 - FGIC Insured

       1,675 University of Cincinnati, Ohio, General Receipts Bonds,       6/14 at 100.00         AAA       1,772,418
              Series 2004A, 5.000%, 6/01/21 - AMBAC Insured

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2004D:
       1,325  5.000%, 6/01/24 - AMBAC Insured                              6/14 at 100.00         AAA       1,395,768
       1,005  5.000%, 6/01/26 - AMBAC Insured                              6/14 at 100.00         AAA       1,055,953

       1,025 University of Cincinnati, Ohio, General Receipts Bonds,      12/14 at 100.00         AAA       1,087,853
              Series 2004E, 5.000%, 6/01/21 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      42,800 Total Education and Civic Organizations                                                       45,268,470
---------------------------------------------------------------------------------------------------------------------
             Health Care - 11.0%

       7,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00        Baa1       7,151,130
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.375%, 11/15/24

       1,065 Akron, Bath and Copley Joint Township Hospital District,     11/13 at 100.00         Aaa       1,136,227
              Ohio, Hospital Revenue Bonds, Children's Hospital Medical
              Center, Series 2003, 5.250%, 11/15/25 - FSA Insured

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and         2/07 at 102.00         AAA       1,027,860
              Improvement Bonds, MetroHealth System, Series 1997,
              5.625%, 2/15/17 - MBIA Insured

       4,400 Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland     7/13 at 100.00         Aa3       4,868,688
              Clinic Health System, Series 2003A, 6.000%, 1/01/32

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/12 at 101.00           A       2,661,250
              Firelands Regional Medical Center, Series 2002A, 5.625%,
              8/15/32

----
24

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     6,000 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/16 at 100.00           A $     6,266,160
              Firelands Regional Medical Center, Series 2006, 5.250%,
              8/15/46

         130 Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross    12/06 at 102.00         AA-         132,791
              Health System Corporation, Series 1996, 5.800%, 6/01/16

             Franklin County, Ohio, Hospital Revenue Refunding and
             Improvement Bonds, Children's Hospital Project, Series
             1996A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00         Aa2       1,594,577
       5,275  5.875%, 11/01/25                                            11/06 at 101.00         Aa2       5,339,988

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/16 at 100.00          A-       2,119,200
              Bonds, Upper Valley Medical Center Inc., Series 2006,
              5.250%, 5/15/26

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00         AAA       4,205,920
              Refunding Bonds, Southwest General Hospital, Series 1995,
              5.625%, 8/15/15 - FSA Insured

       7,000 Montgomery County, Ohio, Hospital Facilities Revenue            No Opt. Call         AAA       8,479,310
              Refunding and Improvement Bonds, Kettering Medical Center,
              Series 1996, 6.250%, 4/01/20 - MBIA Insured

       7,390 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00          AA       7,827,488
              Initiatives, Series 2001, 5.375%, 9/01/21

       2,520 Montgomery County, Ohio, Revenue Bonds, Catholic Health         No Opt. Call          AA       2,608,704
              Initiatives, Series 2004A, 5.000%, 5/01/32

         665 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00          A-         725,089
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       2,700 Richland County, Ohio, Hospital Revenue Bonds, MidCentral    11/16 at 100.00          A-       2,833,623
              Health System Group, Series 2006, 5.250%, 11/15/36

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00          AA       1,255,308
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
---------------------------------------------------------------------------------------------------------------------
      56,420 Total Health Care                                                                             60,233,313
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.5%

       1,075 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00         N/R         967,167
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, GNMA Collateralized Multifamily        9/11 at 102.00         Aaa       3,169,206
              Housing Mortgage Revenue Bonds, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, GNMA Collateralized Healthcare Facility   8/09 at 102.00         AAA       2,893,728
              Revenue Bonds, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing, FHA-Insured Section 8   2/09 at 102.00         Aa2       6,622,414
              Assisted Mortgage Loan Revenue Refunding Bonds, Series
              1999G, 5.950%, 2/01/23
---------------------------------------------------------------------------------------------------------------------
      13,140 Total Housing/Multifamily                                                                     13,652,515
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.1%

       3,715 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa       3,824,110
              Securities Program Residential Mortgage Remarketed Revenue
              Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative
              Minimum Tax)

       1,925 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa       1,967,870
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       1,895 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa       1,946,070
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

       1,400 Ohio Housing Finance Agency, GNMA Mortgage-Backed             3/08 at 101.50         AAA       1,430,030
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1998A-1, 5.300%, 9/01/19 - FSA Insured (Alternative
              Minimum Tax)

         270 Ohio Housing Finance Agency, GNMA Mortgage-Backed             7/09 at 100.00         Aaa         272,225
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       2,000 Ohio Housing Finance Agency, Single Family Mortgage Revenue   9/15 at 100.00         Aaa       2,042,880
              Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
      11,205 Total Housing/Single Family                                                                   11,483,185
---------------------------------------------------------------------------------------------------------------------

----
25

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             Industrials - 2.1%

 $       410 Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/15 at 100.00         N/R $       410,750
              Revenue Bonds, Bond Fund Program - Columbia National Group
              Project, Series 2005D, 5.000%, 5/15/20 (Alternative
              Minimum Tax)

       2,200 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00         N/R       2,226,312
              Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18
              (Alternative Minimum Tax)

       6,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00         AAA       6,567,876
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

             Ohio, Economic Development Revenue Bonds, Enterprise Bond
             Fund Loan Pool, Series 2002-4:
         500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00         AA-         522,325
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00         AA-         714,616

       1,020 Ohio, Economic Development Revenue Bonds, Enterprise Bond       No Opt. Call         AA-       1,076,029
              Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      11,105 Total Industrials                                                                             11,517,908
------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

         430 Franklin County, Ohio, FHA-Insured Hospital Revenue           2/07 at 100.00         N/R         430,907
              Refunding Mortgage Loan Bonds, Worthington Christian
              Village Nursing Home, Series 1992, 7.000%, 8/01/16

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,  11/06 at 101.00         Aa2       3,187,891
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

       2,000 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   7/12 at 100.00          AA       2,079,500
              Presbyterian Retirement Services, Series 2002A, 5.125%,
              7/01/22 - RAAI Insured

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,  10/08 at 101.00         BBB       1,259,500
              Twin Towers, Series 1998A, 5.125%, 10/01/23

       1,455 Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage    9/06 at 100.00         Aa2       1,458,594
              Revenue Refunding Bonds, Lutheran Orphans and Old Folks
              Home Society, Series 1994, 6.875%, 8/01/23
------------------------------------------------------------------------------------------------------------------------
       8,255 Total Long-Term Care                                                                           8,416,392
------------------------------------------------------------------------------------------------------------------------
             Materials - 0.6%

       1,000 Toledo-Lucas County Port Authority, Ohio, Port Revenue        3/14 at 101.00          A+       1,012,610
              Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22

       2,000 Toledo-Lucas County Port Authority, Ohio, Port Revenue          No Opt. Call          A+       2,046,560
              Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------
       3,000 Total Materials                                                                                3,059,170
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.9%

             Adams County Valley School District, Adams and Highland
             Counties, Ohio, Unlimited Tax School Improvement General
             Obligation Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call         AAA       7,158,300
       9,500  5.250%, 12/01/21 - MBIA Insured                             12/06 at 101.00         AAA       9,678,315

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call         AAA         452,586
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC
              Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00         Aaa         750,001
              Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC
              Insured

       2,500 Buckeye Valley Local School District, Ohio, Unlimited Tax       No Opt. Call         AAA       2,870,100
              General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 -
              MBIA Insured

       1,000 Butler County, Hamilton, Ohio, Limited Tax General           11/11 at 101.00         Aaa       1,081,820
              Obligation Bonds, One Renaissance Center Acquisition,
              Series 2001, 5.375%, 11/01/17 - AMBAC Insured

             Canal Winchester Local School District, Franklin and
             Fairfield Counties, Ohio, General Obligation Bonds, Series
             2005B:
       3,420  5.000%, 12/01/26 - MBIA Insured                              6/15 at 100.00         Aaa       3,622,259
       3,590  5.000%, 12/01/27 - MBIA Insured                              6/15 at 100.00         Aaa       3,791,543

       2,515 Canton City School District, Stark County, Ohio, General      6/15 at 100.00         AAA       2,698,218
              Obligation Bonds, Series 2005, 5.000%, 12/01/19 - MBIA
              Insured

----
26

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     2,295 Central Ohio Solid Waste Authority, General Obligation        6/14 at 100.00         AAA $     2,466,758
              Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/06                                               No Opt. Call         N/R         126,419
         125  8.500%, 12/01/07                                               No Opt. Call         N/R         131,924
         125  8.500%, 12/01/08                                               No Opt. Call         N/R         137,046
         130  8.500%, 12/01/09                                               No Opt. Call         N/R         147,684

         500 Columbus, Franklin County, Ohio, General Obligation Bonds,      No Opt. Call         AAA         517,525
              Series 1985, 9.375%, 4/15/07

       2,675 Cuyahoga County, Ohio, General Obligation Bonds, Series      12/14 at 100.00         AA+       2,840,957
              2004, 5.000%, 12/01/22

       1,345 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call         Aa1       1,548,700
              Bonds, Series 1993, 5.650%, 5/15/18

       1,000 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call         AA+       1,067,510
              Various Purpose Refunding Bonds, Series 1993B, 5.250%,
              10/01/13

             Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
       1,245  5.000%, 12/01/18 - MBIA Insured                              6/14 at 100.00         Aaa       1,331,988
       1,440  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00         Aaa       1,527,667

       1,170 Dayton, Ohio, General Obligation Bonds, Series 2004,          6/14 at 100.00         AAA       1,282,730
              5.250%, 12/01/15 - AMBAC Insured

             Delaware City School District, Delaware County, Ohio,
             Unlimited Tax General Obligation School Facilities
             Construction and Improvement Bonds, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call         AAA         853,940
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call         AAA         821,100

       1,000 Fairview Park, Ohio, General Obligation Bonds, Series 2005,  12/15 at 100.00         Aaa       1,063,490
              5.000%, 12/01/25 - MBIA Insured

       1,005 Findlay, Ohio, General Obligation Bonds, Series 2004,         7/14 at 100.00         AAA       1,103,952
              5.250%, 7/01/15 - MBIA Insured

       4,040 Franklin County, Ohio, Limited Tax General Obligation        12/08 at 102.00         AAA       4,262,119
              Refunding Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00         Aaa       1,081,990
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, Limited Tax General Obligation, Sewer   12/06 at 101.00         Aa2         429,463
              District Improvement Bonds, Bainbridge Water Project,
              Series 1995, 6.850%, 12/01/10

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00         Aa2       3,212,460
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       3,810 Greater Cleveland Regional Transit Authority, Ohio, General  12/14 at 100.00         Aaa       4,102,151
              Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA
              Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00         Aaa       1,339,253
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,400 Kent City School District, Portage County, Ohio, General     12/14 at 100.00         AAA       1,493,926
              Obligation Library Improvement Bonds, Series 2004, 5.000%,
              12/01/20 - FGIC Insured

       1,070 Kettering, Ohio, Limited Tax General Obligation Bonds,       12/06 at 100.00         Aa3       1,072,579
              Series 1991, 6.650%, 12/01/12

             Kings Local School District, Warren County, Ohio, General
             Obligation School Improvement Bonds, Series 2005:
       1,000  5.000%, 12/01/22 - MBIA Insured                              6/15 at 100.00         AAA       1,065,170
       1,480  5.000%, 12/01/24 - MBIA Insured                              6/15 at 100.00         AAA       1,571,982

         555 Lake County, Ohio, Limited Tax Sewer District Improvement       No Opt. Call         Aa2         634,687
              Bonds, Series 2000, 5.600%, 12/01/20

         155 Logan County, Ohio, General Obligation Bonds, Series 1986,      No Opt. Call          A+         156,562
              7.750%, 12/01/06

         255 Lucas County, Ohio, General Obligation Bonds, Various         12/6 at 100.00          A1         256,734
              Improvements, Series 1992, 6.650%, 12/01/12

       2,855 Marysville Exempted School District, Union County, Ohio,     12/15 at 100.00         AAA       3,040,803
              General Obligation Bonds, Series 2006, 5.000%, 12/01/24 -
              FSA Insured

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call         Aaa       1,504,212
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

             Oak Hills Local School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2005:
       3,740  5.000%, 12/01/23 - FSA Insured                              12/15 at 100.00         AAA       3,974,498
       1,000  5.000%, 12/01/25 - FSA Insured                              12/15 at 100.00         AAA       1,060,340

----
27

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,000 Ohio, Common Schools Capital Facilities, General Obligation   9/11 at 100.00         AA+ $     1,050,380
              Bonds, Series 2001B, 5.000%, 9/15/21

       1,000 Ohio, Full Faith and Credit General Obligation                  No Opt. Call         AA+       1,087,020
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

         730 Ohio, General Obligation Bonds, Common Schools, Series        3/14 at 100.00         AA+         773,442
              2004B, 5.000%, 3/15/21

       6,055 Ohio, General Obligation Bonds, Infrastructure                2/13 at 100.00         AA+       6,380,456
              Improvements, Series 2003F, 5.000%, 2/01/22

       1,845 Ohio, General Obligation Bonds, Series 2005A, 5.000%,         3/15 at 100.00         AA+       1,996,880
              9/01/16

       8,140 Ohio, General Obligation Higher Education Capital             2/11 at 100.00         AA+       8,507,521
              Facilities Bonds, Series 2001A, 5.000%, 2/01/20

             Olentangy Local School District, Delaware and Franklin
             Counties, Ohio, General Obligation Bonds, Series 2004A:
         400  5.250%, 12/01/21 - FGIC Insured                              6/14 at 100.00         AAA         433,288
       3,055  5.250%, 12/01/22 - FGIC Insured                              6/14 at 100.00         AAA       3,309,237

       2,210 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00          AA       2,269,803
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

       1,495 Otsego Local School District, Wood, Henry and Lucas          12/14 at 100.00         Aaa       1,639,238
              Counties, Ohio, General Obligation Bonds, Series 2004,
              5.375%, 12/01/22 - FSA Insured

       3,315 South Point Local School District, Lawrence County, Ohio,    12/14 at 100.00         AAA       3,511,115
              General Obligation Bonds, Series 2004, 5.000%, 12/01/24 -
              FSA Insured

       3,500 Springfield City School District, Clark County, Ohio,        12/11 at 102.00         Aaa       3,763,445
              General Obligation Bonds, Series 2001, 5.200%, 12/01/23 -
              FGIC Insured

       1,500 Strongsville, Ohio, General Obligation Bonds, Series 2001,   12/11 at 100.00         Aaa       1,578,075
              5.000%, 12/01/21 - FGIC Insured

          30 Strongsville, Ohio, Limited Tax General Obligation Various   12/06 at 102.00         Aa1          30,761
              Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

       1,185 Sugarcreek Local School District, Athens County, Ohio,       12/13 at 100.00         Aaa       1,278,899
              General Obligation Bonds, Series 2003, 5.250%, 12/01/24 -
              MBIA Insured

       2,315 Summit County, Ohio, General Obligation Bonds, Series           No Opt. Call         AAA       2,698,295
              2002R, 5.500%, 12/01/21 - FGIC Insured

       3,755 Toledo City School District, Lucas County, Ohio, General     12/13 at 100.00         Aaa       3,965,355
              Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC
              Insured

       1,500 Upper Arlington City School District, Ohio, General           6/15 at 100.00         AAA       1,605,735
              Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
              Insured

             West Chester Township, Butler County, Ohio, General
             Obligation Bonds, Series 2003:
       1,365  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00         Aaa       1,482,554
       1,515  5.250%, 12/01/21 - MBIA Insured                             12/13 at 100.00         Aaa       1,645,472

       2,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00         AAA       2,063,340
              Counties, Ohio, Various Purpose General Obligation Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
     122,230 Total Tax Obligation/General                                                                 130,401,772
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.5%

       5,690 Akron, Ohio, Income Tax Revenue Bonds, Community Learning    12/13 at 100.00         AAA       5,933,646
              Centers, Series 2004A, 5.000%, 12/01/33 - FGIC Insured

       6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00         AAA       6,519,114
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,850 Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/14 at 100.00          AA       1,947,255
              Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%,
              11/15/19 - RAAI Insured

       1,380 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00         AAA       1,447,178
              Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       5,615 Franklin County, Ohio, Excise Tax and Lease Revenue          12/15 at 100.00         AAA       5,962,681
              Anticipation Bonds, Convention Facilities Authority,
              Series 2005, 5.000%, 12/01/25 - AMBAC Insured

       1,210 Groveport, Ohio, Special Obligation Income Tax Receipts      12/12 at 100.00         Aaa       1,277,627
              Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Hamilton County Convention Facilities Authority, Ohio,
             First Lien Revenue Bonds, Series 2004:
 $     2,300  5.000%, 12/01/20 - FGIC Insured                              6/14 at 100.00         AAA     $     2,438,460
       1,000  5.000%, 12/01/21 - FGIC Insured                              6/14 at 100.00         AAA           1,057,480
       2,535  5.000%, 12/01/22 - FGIC Insured                              6/14 at 100.00         AAA           2,675,540

       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call         Aaa           1,202,256
              2000B, 0.000%, 12/01/28 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00         AAA           1,616,170
              Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 -
              AMBAC Insured

         785 Ohio Department of Transportation, Certificates of           10/06 at 100.00         AAA             786,782
              Participation, Panhandle Rail Line, Series 1992A, 6.500%,
              4/15/12 - FSA Insured

       1,050 Ohio State Building Authority, State Facilities Bonds,        4/12 at 100.00         AAA           1,104,191
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       1,900 Ohio State Building Authority, State Facilities Bonds,        4/15 at 100.00         AAA           2,010,637
              Administrative Building Fund Projects, Series 2005A,
              5.000%, 4/01/25 - FSA Insured

       3,135 Ohio State Building Authority, State Facilities Bonds,        4/15 at 100.00         AAA           3,324,511
              Adult Correctional Building Fund Project, Series 2005A,
              5.000%, 4/01/23 - FSA Insured

       2,000 Ohio State Building Authority, State Facilities Bonds,          No Opt. Call         AAA           2,115,540
              Worker's Compensation Facilities Project, Series 2003A,
              5.000%, 4/01/11 - FGIC Insured

       1,490 Ohio, State Appropriation Lease Bonds, Mental Health          6/13 at 100.00          AA           1,596,222
              Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation  12/13 at 100.00          AA           1,074,840
              Capital Facilities, Series 2004A-II, 5.000%, 12/01/15

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation   2/15 at 100.00         AAA           1,088,100
              Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 - FSA
              Insured

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call         AAA           8,580,304
              Bonds, Reset Option Long Trust Certificates II-R56, Series
              1993L, 7.168%, 7/01/21 (IF)

      11,700 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA          14,438,383
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.168%, 7/01/36 - MBIA Insured (IF)
-------------------------------------------------------------------------------------------------------------------------
      63,275 Total Tax Obligation/Limited                                                                      68,196,917
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 3.4%

       1,000 Dayton, Ohio, Airport Revenue Bonds, James M. Cox            12/13 at 100.00          AA           1,036,810
              International Airport, Series 2003C, 5.250%, 12/01/27 -
              RAAI Insured (Alternative Minimum Tax)

       1,235 Dayton, Ohio, Airport Revenue Bonds, James M. Cox               No Opt. Call         AAA           1,332,503
              International Airport, Series 2005B, 5.000%, 12/01/14 -
              XLCA Insured

       7,500 Ohio Turnpike Commission, Revenue Bonds, ROL II-R75,            No Opt. Call         Aaa           9,323,325
              7.148%, 2/15/15 (IF)

       5,000 Ohio Turnpike Commission, Revenue Refunding Bonds, ROL          No Opt. Call         AA-           6,726,150
              Series II-R51, Series 1998A, 7.148%, 2/15/24 (IF)
-------------------------------------------------------------------------------------------------------------------------
      14,735 Total Transportation                                                                              18,418,788
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 18.7% (3)

         585 Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds,  12/09 at 100.00         N/R (3)         634,731
              Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)

       1,255 Cincinnati City School District, Hamilton County, Ohio,      12/11 at 100.00         AAA           1,359,253
              General Obligation Bonds, Series 2001, 5.375%, 12/01/17
              (Pre-refunded 12/01/11) - MBIA Insured

       7,045 Columbus, Ohio, General Obligation Bonds, Series 2000,       11/10 at 101.00         Aaa           7,555,128
              5.250%, 11/15/17 (Pre-refunded 11/15/10)

      11,900 Cuyahoga County, Ohio, Hospital Revenue and Improvement       2/09 at 101.00          A- (3)      12,714,674
              Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24
              (Pre-refunded 2/15/09)

       5,830 Cuyahoga County, Ohio, Limited Tax General Obligation        12/10 at 100.00         AA+ (3)       6,314,240
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16
              (Pre-refunded 12/01/10)

       1,000 Evergreen Local School District, Ohio, Unlimited Tax         12/09 at 101.00         Aaa           1,071,230
              General Obligation School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 (Pre-refunded 12/01/09) - FGIC Insured

----
29

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (3) (continued)

 $     1,600   Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00         AAA     $     1,681,424
                1996, 6.125%, 12/01/21 (Pre-refunded 12/01/07) - FGIC
                Insured

       1,200   Heath City School District, Licking County, Ohio, Unlimited  12/10 at 100.00         Aaa           1,288,944
                Tax General Obligation School Improvement Bonds, Series
                2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) - FGIC
                Insured

       1,000   Huron County, Ohio, Limited Tax General Obligation           12/07 at 102.00         AAA           1,047,560
                Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16
                (Pre-refunded 12/01/07) - MBIA Insured

       3,385   Lakota Local School District, Butler County, Ohio,            6/11 at 100.00         Aaa           3,606,074
                Unlimited Tax General Obligation School Improvement and
                Refunding Bonds, Series 2001, 5.125%, 12/01/26
                (Pre-refunded 6/01/11) - FGIC Insured

       1,070   Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland     10/06 at 100.00          A1 (3)       1,094,867
                Community Hospital Inc., Series 1992, 6.500%, 11/15/12
                (ETM)

       1,750   Medina City School District, Medina County, Ohio, Unlimited  12/09 at 100.00         AAA           1,839,092
                Tax General Obligation School Building Construction Bonds,
                Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) -
                FGIC Insured

       2,000   Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00        Baa2 (3)       2,092,260
                Franciscan Medical Center - Dayton Campus, Series 1997,
                5.500%, 7/01/18 (Pre-refunded 1/01/08)

       9,500   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00           A (3)      10,558,775
                Kettering Medical Center, Series 1999, 6.750%, 4/01/22
                (Pre-refunded 4/01/10)

       5,610   Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00          AA (3)       6,011,564
                Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)

               North Royalton City School District, Ohio, School
               Improvement Bonds, Series 1994:
       2,200    6.000%, 12/01/14 (Pre-refunded 12/01/09) - MBIA Insured     12/09 at 102.00         AAA           2,401,388
       2,400    6.100%, 12/01/19 (Pre-refunded 12/01/09) - MBIA Insured     12/09 at 102.00         AAA           2,626,704

       1,000   Ohio Higher Educational Facilities Commission, Revenue       12/10 at 101.00         AAA           1,082,710
                Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30
                (Pre-refunded 12/01/10) - AMBAC Insured

       5,000   Ohio Higher Educational Facilities Commission, Revenue        5/07 at 102.00         AAA           5,162,100
                Bonds, Xavier University, Series 1997, 5.375%, 5/15/22
                (Pre-refunded 5/15/07) - MBIA Insured

               Ohio Housing Finance Agency, Single Family Mortgage Revenue
               Bonds, Series 1985B:
       6,460    0.000%, 1/15/15 (Pre-refunded 1/15/11) - FGIC Insured         1/11 at 67.04         AAA           3,675,223
       5,700    0.000%, 1/15/15 (Pre-refunded 7/15/11) - FGIC Insured         7/11 at 70.48         AAA           3,345,615

       4,260   Ohio Water Development Authority, Community Assistance       12/07 at 102.00         AAA           4,438,111
                Bonds, Series 1997, 5.375%, 12/01/24 (Pre-refunded
                12/01/07) - AMBAC Insured

       5,065   Ohio Water Development Authority, Loan Revenue Bonds, Pure      No Opt. Call         AAA           5,682,981
                Water Development, Series 1990I, 6.000%, 12/01/16 - AMBAC
                Insured (ETM)

       2,000   Ohio Water Development Authority, Revenue Bonds, Fresh        6/08 at 101.00         AAA           2,072,660
                Water Development, Series 1998, 5.125%, 12/01/23
                (Pre-refunded 6/01/08) - FSA Insured

       1,825   Olentangy Local School District, Delaware and Franklin       12/09 at 101.00          AA (3)       1,920,301
                Counties, Ohio, Various Purpose Bonds, Series 1999,
                5.000%, 12/01/27 (Pre-refunded 12/01/09)

       1,250   Parma Community General Hospital Association, Ohio,          11/08 at 101.00          A- (3)       1,306,837
                Hospital Revenue Refunding and Improvement Bonds, Series
                1998, 5.350%, 11/01/18 (Pre-refunded 11/01/08)

         500   Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call         AAA             411,395
                General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
                AMBAC Insured (ETM)

       1,335   Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00         N/R (3)       1,485,361
                Improvement Bonds, MedCentral Health System Obligated
                Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded
                11/15/10)

               Tipp City Exempted Village School District, Ohio, General
               Obligation Bonds, Series 2001:
       1,380    5.000%, 12/01/24 (Pre-refunded 6/01/11) - FGIC Insured       6/11 at 100.00         Aaa           1,462,662
         910    5.000%, 12/01/24 (Pre-refunded 6/01/11) - FGIC Insured       6/11 at 100.00         Aaa             964,509

               University of Cincinnati, Ohio, General Receipts Bonds,
               Series 2001A:
       1,500    5.750%, 6/01/18 (Pre-refunded 6/01/11) - FGIC Insured        6/11 at 101.00         AAA           1,651,185
       1,520    5.750%, 6/01/19 (Pre-refunded 6/01/11) - FGIC Insured        6/11 at 101.00         AAA           1,673,201

       1,910   Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00         Aa3 (3)       1,939,834
                5.850%, 12/01/21 (Pre-refunded 12/01/06)
---------------------------------------------------------------------------------------------------------------------------
     100,945   Total U.S. Guaranteed                                                                            102,172,593
---------------------------------------------------------------------------------------------------------------------------

----
30

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Utilities - 6.4%

 $     1,535   Cleveland Public Power System, Ohio, First Mortgage             No Opt. Call         AAA $     1,161,673
                Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13
                - MBIA Insured

       2,500   Cleveland Public Power System, Ohio, First Mortgage Revenue  11/06 at 102.00         AAA       2,550,000
                Refunding Bonds, Series 1996-1, 5.000%, 11/15/24 - MBIA
                Insured

         565   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00         AAA         608,691
                Series 2001, 5.500%, 12/01/17 - AMBAC Insured

       5,000   Ohio Air Quality Development Authority, Revenue Bonds, JMG    4/07 at 102.00         AAA       5,146,400
                Funding Limited Partnership Project, Series 1997, 5.625%,
                1/01/23 - AMBAC Insured (Alternative Minimum Tax)

               Ohio Municipal Electric Generation Agency, Beneficial
               Interest Certificates, Belleville Hydroelectric Project -
               Joint Venture 5, Series 2004:
       1,000    5.000%, 2/15/20 - AMBAC Insured                              2/14 at 100.00         AAA       1,056,960
       5,450    5.000%, 2/15/21 - AMBAC Insured                              2/14 at 100.00         AAA       5,746,153
       1,465    5.000%, 2/15/22 - AMBAC Insured                              2/14 at 100.00         AAA       1,541,722
       3,295    5.000%, 2/15/23 - AMBAC Insured                              2/14 at 100.00         AAA       3,461,101

       7,950   Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00         N/R       8,044,923
                Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
                9/01/20 (Alternative Minimum Tax)

       1,545   Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call          A3         983,810
                Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,460   Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00        Baa3       4,861,801
                Environmental Control Facilities Financing Authority,
                Co-Generation Facility Revenue Bonds, Series 2000A,
                6.625%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
      34,765   Total Utilities                                                                               35,163,234
--------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 5.0%

       1,730   Butler County, Ohio, Sewerage System Revenue Bonds, Series      No Opt. Call         Aaa       1,906,391
                2005, 5.000%, 12/01/23 - FSA Insured

               Cincinnati, Ohio, Water System Revenue Bonds, ROLS
               RR-II-R212:
       1,300    7.316%, 12/01/11 (IF)                                        6/11 at 100.00         AAA       1,532,388
       1,640    7.318%, 12/01/12 (IF)                                        6/11 at 100.00         AAA       1,926,344
         550    7.332%, 12/01/13 (IF)                                        6/11 at 100.00         AAA         641,971

       2,000   Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00         AA+       2,084,740
                5.000%, 12/01/23

      10,000   Cleveland, Ohio, Waterworks First Mortgage Revenue              No Opt. Call         AAA      11,476,100
                Refunding and Improvement Bonds, Series 1993G, 5.500%,
                1/01/21 - MBIA Insured

       1,155   Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System       6/14 at 100.00         N/R       1,203,799
                Improvements, Series 2004, 5.875%, 12/01/25

       1,260   Lancaster, Ohio, Wastewater System Improvement Revenue       12/14 at 100.00         AAA       1,330,938
                Bonds, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       1,255   Ohio Water Development Authority, Revenue Bonds, Fresh        6/14 at 100.00         AAA       1,375,041
                Water Development, Series 2004, 5.250%, 12/01/15

       3,500   Ohio Water Development Authority, Water Pollution Control     6/15 at 100.00         AAA       3,728,095
                Loan Fund Revenue Bonds, Water Quality Project, Series
                2005B, 5.000%, 6/01/25
--------------------------------------------------------------------------------------------------------------------------
      24,390   Total Water and Sewer                                                                         27,205,807
--------------------------------------------------------------------------------------------------------------------------
 $   513,005   Total Investments (cost $511,219,814) - 99.3%                                                542,110,831
--------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 0.7%                                                           3,550,006
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   545,660,837
               -------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

----
31

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
August 31, 2006

           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $510,740,321.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $31,622,238
       Depreciation                                               (251,728)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $31,370,510
     ----------------------------------------------------------------------

----
32

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.0%

  $      475 Ashland Housing Authority, Wisconsin, Student Housing         4/08 at 100.00         Aaa $      480,890
              Revenue Bonds, Northland College Project, Series 1998,
              5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Revenue  11/06 at 102.00         AA-        510,830
              Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-        378,381
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB        205,974
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/21

         250 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-        261,290
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
       1,795 Total Education and Civic Organizations                                                       1,837,365
--------------------------------------------------------------------------------------------------------------------
             Health Care - 2.0%

         415 Puerto Rico Industrial, Tourist, Educational, Medical and     2/07 at 100.00         AAA        417,739
              Environmental Control Facilities Financing Authority,
              FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila
              Hospital, Series 1995A, 5.875%, 8/01/12

         500 Puerto Rico Industrial, Tourist, Educational, Medical and     1/07 at 100.00         AAA        504,220
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
         915 Total Health Care                                                                               921,959
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.6%

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized     5/08 at 102.00         N/R        699,941
              Multifamily Housing Revenue Bonds, Villa Ciera Inc.,
              Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, GNMA     1/12 at 102.00         N/R        588,793
              Collateralized Multifamily Housing Revenue Bonds, Woodland
              Park Project, Series 2001, 5.300%, 2/20/31 (Alternative
              Minimum Tax)

       1,000 Madison Community Development Authority, Wisconsin, GNMA      9/06 at 102.00         AAA      1,014,180
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Glen Apartments, Series 1999A, 5.500%, 9/20/29
              (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured     8/07 at 102.00         N/R        205,828
              Multifamily Housing Revenue Bonds, City Hall Square
              Apartments, Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, GNMA Multifamily     11/06 at 102.00         AAA        504,655
              Revenue Refunding Bonds, Lake Shore Apartments, Series
              1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, FHA-Insured     9/06 at 101.00         N/R        302,979
              Housing Revenue Bonds, Kiwanis Heritage Inc. Senior
              Apartments, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, GNMA Collateralized
             Mortgage Loan Multifamily Housing Revenue Refunding Bonds,
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                  12/06 at 102.00         AAA        357,028
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                  12/06 at 102.00         AAA        765,143
--------------------------------------------------------------------------------------------------------------------
       4,345 Total Housing/Multifamily                                                                     4,438,547
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.7%

         190 Puerto Rico Housing Bank and Finance Agency, Affordable      10/06 at 101.00         AAA        192,390
              Housing Mortgage Subsidy Program Single Family Mortgage
              Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          50 Virgin Islands Housing Finance Corporation, GNMA              9/06 at 101.00         AAA         50,261
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)

       1,000 Wisconsin Housing and Economic Development Authority, Home    5/15 at 100.00          AA      1,007,880
              Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35
--------------------------------------------------------------------------------------------------------------------
       1,240 Total Housing/Single Family                                                                   1,250,531
--------------------------------------------------------------------------------------------------------------------

----
33

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.6%

  $      250 Guam, General Obligation Bonds, Series 1993A, 5.400%,        11/06 at 100.00           B $      250,173
              11/15/18
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 67.9%

       1,500 Ashwaubenon Community Development Authority, Wisconsin,       6/12 at 100.00         Aa2      1,574,835
              Lease Revenue Refunding Bonds, Arena Project, Series 2002,
              5.150%, 6/01/29

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment   2/08 at 100.00         N/R      1,010,360
              Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

       2,000 Glendale Community Development Authority, Wisconsin,         10/14 at 100.00          A3      2,091,200
              Community Development Lease Revenue Bonds, Bayshore Public
              Parking Project, Series 2004A, 5.000%, 10/01/24

         100 Glendale Community Development Authority, Wisconsin,         10/11 at 100.00          A3        103,749
              Community Development Lease Revenue Refunding Bonds, Tax
              Increment District 6, Series 2001, 5.000%, 10/01/19

         350 Green Bay Brown County Professional Football Stadium          2/11 at 100.00         AAA        365,803
              District, Wisconsin, Sales Tax Revenue Bonds, Lambeau
              Field Renovation Project, Series 2001A, 5.000%, 2/01/19 -
              AMBAC Insured

         500 Jackson Community Development Authority, Wisconsin, Revenue  12/09 at 100.00         N/R        505,220
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease     3/12 at 100.00         Aa2        968,880
              Revenue Refunding Bonds, Monona Terrace, Series 2002,
              4.375%, 3/01/20

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/12 at 100.00         AAA      2,074,780
              Bonds, Neighborhood Public Schools Initiative, Series
              2002A, 4.875%, 8/01/21 - AMBAC Insured

             Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Public Schools, Series 2003A:
       2,000  5.125%, 8/01/21 - AMBAC Insured                              8/13 at 100.00         AAA      2,115,760
       1,000  5.125%, 8/01/22 - AMBAC Insured                              8/13 at 100.00         AAA      1,056,040

             Milwaukee Redevelopment Authority, Wisconsin, Revenue
             Bonds, Summerfest Project, Series 2001:
         400  4.850%, 8/01/17                                              8/11 at 100.00           A        414,504
       1,000  4.950%, 8/01/20                                              8/11 at 100.00           A      1,035,350

       1,500 Neenah Community Development Authority, Wisconsin, Lease     12/14 at 100.00          A1      1,576,965
              Revenue Bonds, Series 2004A, 5.000%, 12/01/26

       1,000 Onalaska Community Development Authority, Wisconsin,         10/13 at 100.00          A3      1,040,020
              Community Development Lease Revenue Bonds, Series 2003,
              4.875%, 10/01/27

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                                No Opt. Call         AAA        973,216
         400  5.500%, 12/15/19 - MBIA Insured                                No Opt. Call         AAA        458,016
       2,195  5.500%, 12/15/20 - MBIA Insured                                No Opt. Call         AAA      2,533,710
         500  5.500%, 12/15/26 - MBIA Insured                                No Opt. Call         AAA        577,900

       1,220 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/16 at 100.00         N/R      1,230,309
              Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21

       1,305 Sun Prairie Community Development Authority, Wisconsin,       8/16 at 100.00          A2      1,287,095
              Lease Revenue Bonds, Tax Increment District 8, Series
              2006, 4.250%, 8/01/25

         600 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00         BBB        621,696
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00         AAA        512,635
              Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%,
              12/01/16 - MBIA Insured

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/14 at 100.00         N/R      1,079,480
              Revenue Bonds, Series 2004A, 5.250%, 10/01/21

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/15 at 100.00         N/R      1,048,690
              Revenue Bonds, Series 2005A, 5.000%, 10/01/21

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       3,400  5.250%, 12/15/23 - FSA Insured                                 No Opt. Call         AAA      3,818,029
         500  5.250%, 12/15/27 - FSA Insured                                 No Opt. Call         AAA        563,375

----
34

   Principal                                                                 Optional Call
Amount (000)  Description                                                   Provisions (1) Ratings (2)              Value
----------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited (continued)

  $    2,000  Wisconsin Center District, Senior Dedicated Tax Revenue         No Opt. Call         AAA     $      719,460
               Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA
               Insured
----------------------------------------------------------------------------------------------------------------------------
      30,780  Total Tax Obligation/Limited                                                                     31,357,077
----------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 12.5% (3)

              Ashwaubenon Community Development Authority, Wisconsin,
              Lease Revenue Bonds, Arena Project, Series 1999A:
       2,000   5.700%, 6/01/24 (Pre-refunded 6/01/09)                       6/09 at 100.00         Aa2 (3)      2,110,780
         700   5.800%, 6/01/29 (Pre-refunded 6/01/09)                       6/09 at 100.00         Aa2 (3)        740,593

              Green Bay Redevelopment Authority, Wisconsin, Lease Revenue
              Bonds, Convention Center Project, Series 1999A:
       1,300   5.250%, 6/01/24 (Pre-refunded 6/01/09)                       6/09 at 100.00         Aa2 (3)      1,356,823
       1,150   5.100%, 6/01/29 (Pre-refunded 6/01/09)                       6/09 at 100.00         Aa2 (3)      1,195,793

         375  Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00         N/R (3)        385,976
               Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21
               (Pre-refunded 10/01/08)
----------------------------------------------------------------------------------------------------------------------------
       5,525  Total U.S. Guaranteed                                                                             5,789,965
----------------------------------------------------------------------------------------------------------------------------
  $   44,850  Total Investments (cost $44,274,320) - 99.3%                                                     45,845,617
----------------------------------------------------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 0.7%                                                                325,683
              ----------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                            $   46,171,300
              ----------------------------------------------------------------------------------------------------------

          (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
          (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
          (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
          N/R Not rated.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $44,269,005.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $1,597,595
       Depreciation                                               (20,983)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $1,576,612
     ---------------------------------------------------------------------

----
35

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date October 27, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date October 27, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date October 27, 2006